UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-21829

Name of Fund:  BBH TRUST

		BBH U.S. Treasury Money Fund
		BBH Money Market Fund
		BBH Tax Exempt Money Fund



Fund Address:  140 Broadway
               New York, NY 10005

Name and address of agent for service:
	Mark Nixon
	BBH Trust, 140 Broadway, New York, NY, 10005
  	Mailing address:  140 Broadway, New York, NY, 10005

Registrant's telephone number, including area code:  (800) 625-5759

Date of fiscal year end: 06/30/07

Date of reporting period: 07/01/06-06/30/07

ITEM 1 - Attach shareholder report

                                       BROWN [LOGO]
                                  BROTHERS
                                  HARRIMAN

                                  Annual Report
                                  JUNE 30, 2007

                          BBH U.S. TREASURY MONEY FUND

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES OF THE BBH TRUST AND SHAREHOLDERS OF
BBH U.S. TREASURY MONEY FUND

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BBH U.S. Treasury Money Fund (a series of BBH Trust) (the "Fund") as of June 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH U.S. Treasury Money Fund as of June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
August 20, 2007


2
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BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
June 30, 2007

BREAKDOWN BY SECURITY TYPE

                                                                      PERCENT OF
                                                     U.S. $ VALUE     NET ASSETS
                                                     ------------     ----------
U.S. Treasury Bills ............................      $74,446,215        98.9%
U.S. Treasury Note .............................        1,102,057         1.5
Liabilities in Excess of Other Assets ..........         (308,508)       (0.4)
                                                      -----------       -----
Net Assets .....................................      $75,239,764       100.0%
                                                      ===========       =====

All data as of June 30, 2007. The Fund's breakdown by security type is expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements


FINANCIAL STATEMENT JUNE 30, 2007                                              3
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BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2007

 Principal
  Amount                                                             Value
-----------                                                       -----------
             U.S. TREASURY BILLS (a) (98.9%)
$    40,000  due 07/05/07, 4.693%.........................        $    39,979
 13,565,000  due 07/19/07, 4.846%.........................         13,532,499
 48,755,000  due 08/02/07, 4.808%.........................         48,549,146
  5,000,000  due 08/09/07, 4.582%.........................          4,975,354
  7,425,000  due 09/20/07, 4.588%.........................          7,349,237
                                                                  -----------
             Total U.S. Treasury Bills....................         74,446,215
                                                                  -----------
             U.S. TREASURY NOTE (1.5%)
  1,125,000  due 05/15/08, 2.625%.........................          1,102,057
                                                                  -----------
TOTAL INVESTMENTS, AT AMORTIZED COST.............     100.4%      $75,548,272
LIABILITIES IN EXCESS OF OTHER ASSETS............      (0.4)         (308,508)
                                                      -----       -----------
NET ASSETS.......................................     100.0%      $75,239,764
                                                      =====       ===========

----------
(a)   Rates shown are yields to maturity at time of purchase.

   The accompanying notes are an integral part of these financial statements


4
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BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007

ASSETS:
   Investments, at amortized cost.......................            $75,548,272
   Interest receivable and other assets.................                  5,030
                                                                    -----------
     Total Assets.......................................             75,553,302
                                                                    -----------

LIABILITIES:
   Due to bank..........................................                204,899
   Payables for:
     Professional fees..................................                 28,414
     Shareholder servicing fees.........................                 18,073
     Dividends declared.................................                 16,152
     Investment advisory fees...........................                 12,049
     Administrative fees................................                  8,699
     Custody and accounting fees........................                  8,254
     Board of Trustees' fees............................                    480
   Accrued expenses and other liabilities...............                 16,518
                                                                    -----------
     Total Liabilities..................................                313,538
                                                                    -----------
NET ASSETS, for 75,239,897 fund shares outstanding......            $75,239,764
                                                                    ===========
Net Assets Consist of:
   Paid-in capital......................................            $75,239,764
                                                                    -----------
Net Assets..............................................            $75,239,764
                                                                    ===========
NET ASSET VALUE AND OFFERING PRICE PER SHARE............                  $1.00
                                                                          =====

   The accompanying notes are an integral part of these financial statements


FINANCIAL STATEMENT JUNE 30, 2007                                              5
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BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the year ended June 30, 2007

NET INVESTMENT INCOME:

Income:
  Interest ...................................................      $4,385,775
                                                                    ----------

Expenses:
  Shareholder servicing fees .................................         198,314
  Investment advisory fees ...................................         132,209
  Administrative fees ........................................          88,140
  Custody and accounting fees ................................          34,907
  Professional fees ..........................................          31,580
  State registration fees ....................................          28,191
  Board of Trustees' fees ....................................           8,987
  Miscellaneous expenses .....................................          26,991
                                                                    ----------
    Total Expenses ...........................................         549,319
    Expense offset arrangement ...............................          (6,246)
                                                                    ----------
    Net Expenses .............................................         543,073
                                                                    ----------
Net Investment Income ........................................      $3,842,702
                                                                    ==========

   The accompanying notes are an integral part of these financial statements


6
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BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                    FOR THE YEARS ENDED JUNE 30,
                                                    ----------------------------
                                                        2007            2006
                                                    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
   From Operations:
     Net investment income .....................   $  3,842,702     $3,683,128
   Dividends declared from net
     investment income .........................     (3,842,702)    (3,683,261)
                                                   ------------   ------------
     Net decrease in net assets
       from operations .........................             --           (133)
                                                   ------------   ------------
   From Fund Share (Principal) Transactions
     at Net Asset Value of $1.00 per share:
       Fund shares sold ........................    169,360,686    241,663,076
       Fund shares issued in reinvestment
         of dividends ..........................      1,684,859      1,530,055
       Fund shares repurchased .................   (207,159,757)  (272,459,489)
                                                   ------------   ------------
         Net decrease in net assets
           resulting from fund share
           transactions ........................    (36,114,212)   (29,266,358)
                                                   ------------   ------------
         Total decrease in net assets ..........    (36,114,212)   (29,266,491)

NET ASSETS:
   Beginning of year ...........................    111,353,976    140,620,467
                                                   ------------   ------------
   End of Year .................................   $ 75,239,764   $111,353,976
                                                   ============   ============

   The accompanying notes are an integral part of these financial statements


FINANCIAL STATEMENT JUNE 30, 2007                                              7
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BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each year

                                                                          For the years ended June 30,
                                                     ------------------------------------------------------------------------
                                                      2007           2006              2005           2004              2003
                                                     ------         ------            ------         ------            ------
Net asset value, beginning of year .............     $1.00          $1.00             $1.00          $1.00             $1.00
Income from investment operations:
  Net investment income ........................      0.04           0.03              0.01           0.00(1)           0.01
Dividends to shareholders from net
  investment income ............................     (0.04)         (0.03)            (0.01)         (0.00)(1)         (0.01)
                                                     -----          -----             -----          -----             -----
Net asset value, end of year ...................     $1.00          $1.00             $1.00          $1.00             $1.00
                                                     =====          =====             =====          =====             =====
Total return ...................................      4.45%          3.35%             1.41%          0.40%             0.91%
Ratios/Supplemental data:
  Net assets, end of year (in millions) ........     $  75          $ 111             $ 141          $ 117             $ 137
Ratio of expenses to average net assets
  Net expenses paid by Fund ....................      0.62%          0.59%             0.56%          0.59%             0.57%
  Expense offset arrangement ...................      0.01%          0.00%(2)          0.01%          0.00%(2)          0.00%(2)
                                                     -----          -----             -----          -----             -----
    Total expenses .............................      0.63%          0.59%             0.57%          0.59%             0.57%
                                                     =====          =====             =====          =====             =====
  Ratio of net investment income to
    average net assets .........................      4.36%          3.25%             1.49%          0.39%             0.92%

----------
(1)   Less than $0.01 per share.

(2)   Less than 0.01%.

   The accompanying notes are an integral part of these financial statements

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 2007

1. Organization and Significant Accounting Policies. BBH U.S. Treasury Money Fund (the "Fund") is a separate, diversified series of BBH Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983 and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on March 12, 1991. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which may issue a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund without a par value. At June 30, 2007, there were seven series of the Trust.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. The Fund values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

      B. Investment Transactions and Income. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund, accrued ratably to the date of maturity.

      C. Federal Income Taxes. Each series of the Trust is treated as a separate entity for federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. At June 30, 2007, the cost of investments for federal income tax purposes was equal to the amortized cost of investments for financial statement purposes.

      D. Dividends and Distributions to Shareholders. Dividends from net investment income are declared daily and paid monthly to shareholders. The Fund declared dividends in the amounts of $3,842,702 and $3,683,261 for the years ended June 30, 2007 and June 30, 2006, respectively. The tax character of the dividends declared in both years was 100% ordinary income.

      E. Accounting Developments. In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. While not expected to have a material impact on the Fund's financial statements, management will be evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.

   The accompanying notes are an integral part of these financial statements


FINANCIAL STATEMENT JUNE 30, 2007                                              9
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BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2007

            In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implication of SFAS 157. At this time its impact on the Fund's financial statements has not yet been determined.

2.    Transactions with Affiliates.

      Advisory  and  Administrative  Fees.  Effective  June  12,  2007,  under a combined Investment Advisory and Administrative Services Agreement ("Agreement") with the Trust, Brown Brothers Harriman & Co. ("BBH") provides investment advice, portfolio management and administrative services to the Fund. BBH receives a combined fee from the Fund for advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.25% of the fund's daily net assets. Prior to June 12, 2007, under a separate agreement that covered only advisory fees, BBH received a fee from the Fund calculated daily and paid monthly at an annual rate of 0.15% of the Fund's average daily assets and Brown Brothers Harriman Trust Company, LLC ("BBHTC") the Fund's administrator, under a separate agreement that covered only administrative services, received a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Fund's average daily nets assets. BBH has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBH. For the year ended June 30, 2007, the Fund incurred $220,349 for advisory and administration services.

      Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.225% of the Fund's average daily net assets. For the year ended June 30, 2007, the Fund incurred $198,314 for shareholder servicing services.

      Custody  and  Accounting  Fees.  BBH acts as a  custodian  and  receives a custody and accounting fee from the Fund calculated daily and paid monthly. The custody fee is a transaction based fee with an annual minimum of $20,000, and the accounting fee is calculated at 0.01% per annum on the first $1 billion of net assets and 0.005% per annum on all net assets over $1 billion. For the year ended June 30, 2007, the Fund incurred $34,907 for custody and accounting services. These fees were reduced by $6,246 as a result of an expense offset arrangement with the Fund's custodian. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement the Fund will be charged interest based on LIBOR on the day of overdraft plus one percent. The total interest paid by the Fund for the year ended June 30, 2007 was $12,234.

      Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended June 30, 2007, the Fund incurred $8,987 for Trustees' fees.


10
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BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2007

3. Federal Income Tax Status. At June 30, 2007, the Fund had a net capital loss carryover, which is available to offset future capital gains to the extent provided by regulations as follows:

                             Expiration date       Amount
                             ---------------       ------
                              June 30, 2015       $12,199
                                                  -------
                                                  $12,199
                                                  =======

      To the extent that this net capital loss carryover is used to offset future capital gains, it is probable the gains so offset will not be distributed to shareholders since any such distributions may be taxable to shareholders as ordinary income.


FINANCIAL STATEMENT JUNE 30, 2007                                             11

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
SUPPLEMENTAL PROXY INFORMATION
June 30, 2007 (unaudited)

Supplemental Proxy Information. A Special Meeting of Trust shareholders was held on May 23, 2007. On April 5, 2007, the record date for shareholders voting at the meeting, there were 2,556,036,213 total outstanding shares.

The following items were considered by Fund shareholders and the results of their voting are listed below. Unless otherwise noted, each matter was approved.

Proposals:

(1)   To elect two Trustees of the Funds;

Samuel F. Pryor IV
      Shares voted affirmatively........   2,553,191,186
      Shares voted negatively...........       1,105,147
      Shares abstaining.................         705,862

H. Whitney Wagner
      Shares voted affirmatively........   2,553,191,186
      Shares voted negatively...........       1,105,147
      Shares abstaining.................         705,862

(2) To approve a new combined investment advisory and administrative services agreement the Funds with the current investment adviser of the Fund;

      Shares voted affirmatively........      79,991,618
      Shares voted negatively...........       2,648,273
      Shares abstaining.................               0

(3) To approve changes to the Fund's fundamental investment policies in order to modernize their investment restrictions and increase their investment flexibility:

      (a) To  amend   the   Fund's   fundamental   investment  policy  regarding
          diversification;

          Shares voted affirmatively......      78,971,526
          Shares voted negatively.........       3,668,365
          Shares abstaining...............               0

      (b) To  amend   the   Fund's   fundamental   investment  policy  regarding
          concentration;

          Shares voted affirmatively......      79,991,618
          Shares voted negatively.........       2,648,273
          Shares abstaining...............               0

      (c) To  amend   the   Fund's   fundamental   investment  policy  regarding
          underwriting;

          Shares voted affirmatively......      79,991,618
          Shares voted negatively.........       2,648,273
          Shares abstaining...............               0

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
SUPPLEMENTAL PROXY INFORMATION (continued)
June 30, 2007 (unaudited)

      (d) To  amend   the  Fund's   fundamental   investment  policy   regarding
          investing in commodities;

          Shares voted affirmatively......      79,991,618
          Shares voted negatively.........       2,648,273
          Shares abstaining...............               0

      (e) To  amend   the  Fund's   fundamental   investment   policy  regarding
          investing in real estate;

          Shares voted affirmatively......      78,971,526
          Shares voted negatively.........       3,668,365
          Shares abstaining...............               0

      (f) To   amend   the  Fund's   fundamental   investment  policy  regarding
          borrowing money and issuing senior securities;

          Shares voted affirmatively......      78,884,930
          Shares voted negatively.........       3,754,961
          Shares abstaining...............               0

      (g) To  amend  the Fund's fundamental investment policy regarding lending;

          Shares voted affirmatively......      78,884,930
          Shares voted negatively.........       3,754,961
          Shares abstaining...............               0

      (h) To  amend,  and to  make  non-fundamental,  the   Fund's   fundamental
          investment policy regarding selling short;

          Shares voted affirmatively......      78,884,930
          Shares voted negatively.........       3,754,961
          Shares abstaining...............               0

      (i) To   amend,  and to  make  non-fundamental,  the   Fund's  fundamental
          investment policy regarding illiquid securities;

          Shares voted affirmatively......      78,971,526
          Shares voted negatively.........       3,668,365
          Shares abstaining...............               0

FINANCIAL STATEMENT JUNE 30, 2007                                             13

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
SUPPLEMENTAL PROXY INFORMATION (continued)
June 30, 2007 (unaudited)

      (j) To  amend,  and  to   make  non-fundamental,  the  Fund's  fundamental
          investment   policy   regarding   investing  in  securities  of  other
          investment companies;

          Shares voted affirmatively......      78,971,526
          Shares voted negatively.........       3,668,365
          Shares abstaining...............               0

      (k) To   amend,   and to  make  non-fundamental,  the  Fund's  fundamental
          investment policy regarding purchases on margin;

          Shares voted affirmatively......      78,884,930
          Shares voted negatively.........       3,754,961

(4) To approve the proposed Reorganization Agreement, pursuant to which each series of BBH Trust would be reorganized as separate series of BBH Trust, (the "New BBH Trust"), a newly formed Delaware statutory trust.

      Shares voted affirmatively........      79,991,618
      Shares voted negatively...........       2,648,273
      Shares abstaining.................               0

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
June 30, 2007 (unaudited)

EXAMPLE

As a shareholder of BBH U.S. Treasury Money Fund (the "Fund"), you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Expenses Paid
                              Beginning         Ending          During Period
                            Account Value    Account Value     January 1, 2007
                           January 1, 2007   June 30, 2007   to June 30, 2007(1)
                           ---------------   -------------   -------------------
Actual..................       $1,000          $1,022.00            $3.11
Hypothetical(2).........       $1,000          $1,021.72            $3.11

----------
(1) Expenses are equal to the Fund's annualized expense ratio of 0.62%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation, the applicable annualized expense ratio is subtracted from the assumed return before expenses.


FINANCIAL STATEMENT JUNE 30, 2007                                             15

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
June 30, 2007 (unaudited)

Approval of Investment Advisory/Administrative Services Agreement

At a meeting held on October 2, 2006, the Board of Trustees (the "Board") of the Trust unanimously approved a new Combined Investment Advisory/Administrative Services Agreement ("Combined Agreement"). The Board determined that the terms of the Combined Agreement will be substantially identical to those of the current advisory and administration agreements of the Funds, noting that the most significant difference in the Combined Agreement is a single fee for both advisory and administrative services. The following is a summary of the factors the Board took into consideration in making its determination to approve the new Combined Agreement.

Nature, Extent and Quality of Services Provided by BBH & Co.

The Board noted that, under the Combined Agreement in respect of each Fund, BBH & Co., subject to the supervision of the Board, will be responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Funds' investment objective and policies. Under the Combined Agreement, BBH & Co. also provides administrative services to each Fund.

The Board considered the scope and quality of services to be provided by BBH & Co. under the Combined Agreement and noted that the scope of services provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example, BBH & Co. is responsible for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Board considered the quality of the investment research and administrative capabilities of BBH & Co. and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services expected to be provided to each of the Funds under the Combined Agreement.

Costs of Services Provided and Profitability to BBH & Co.

At the request of the Board, BBH & Co. provided information concerning the profitability of BBH & Co.'s current investment company advisory and other fees. The Board also reviewed BBH & Co.'s profitability data for each Fund, which also included the effect of revenue generated by the shareholder servicing, administration, custody and other fees paid by the Fund. The Board discussed the difficulty of making comparisons of profitability because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the service provider, the types of funds it manages and administers, its business mix, numerous assumptions regarding allocations and the entity's capital structure and cost of capital. In considering profitability information, the Board considered the effect of fall-out benefits on BBH & Co.'s expenses, as well as the "revenue sharing" arrangements BBH & Co. has entered into with certain entities that distribute shares of the Funds. The Board focused on profitability of BBH & Co.'s relationships with the Funds before taxes and distribution expenses. The Board concluded that it was satisfied that BBH & Co.'s level of profitability from its relationship with each Fund was not excessive.

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
June 30, 2007 (unaudited)

Fall-Out Benefits

The Board considered that BBH & Co. does not allocate the Funds' portfolio transactions for third party research, although it did benefit from proprietary research received from brokers that execute the Funds' purchases and sales of securities. The Board recognized that the aggregate amount of commissions generated by Fund transactions was unlikely to result in the Funds receiving from full service broker dealers substantial discounts on commission rates. The Board received and reviewed information concerning BBH & Co.'s policies with respect to allocating portfolio brokerage.

The Board also considered that BBH & Co. receives shareholder servicing fees from certain funds, and is the Funds' administrator, custodian and securities lending agent. The Board noted that BBH & Co. retained no portion of the 12b-1 fees paid by any Fund that operated with a Rule 12b-1 plan. The Board recognized that BBH & Co.'s profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above.

The Board recognized that most Fund shareholders were also BBH & Co. clients, and that substantial assets are invested in the Funds as a result of an overall investment management program for the shareholder. The Board noted that the Funds also derive reputational and other benefits from their association with BBH & Co. and their use of the BBH & Co. name, which is licensed to the Funds by BBH & Co. Thus, the Board did not believe that BBH & Co. revenues associated with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board noted that the Funds' combined fee schedules, other than the fee schedule for BBH Money Market Fund, do not contain breakpoints. As a result, if assets increase, the fee rates would not be reduced for these Funds on the incremental assets. With respect to the BBH Money Market Fund, the breakpoint will be reviewed every three (3) years by the Board, and may be adjusted upwards to take into account the effects of inflation or such other basis as may be appropriate, subject to the approval of shareholders to the extent required by the 1940 Act.

There may be other economies of scale because many expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH & Co. had priced its services in recognition of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of these services and total expenses for each Fund were fair and reasonable. In addition, the Board noted that over the years BBH & Co. had supported certain Funds through fee waivers and expense reimbursements. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Funds' current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints with respect to the Funds, other than for the BBH Money Market Fund.


FINANCIAL STATEMENT JUNE 30, 2007                                             17

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
June 30, 2007 (unaudited)

Investment Results

The Board considered the investment results of each of the Funds as compared to investment companies with its peers and with one or more selected securities indices. In addition to the information received by the Board for the meeting held on October 2, 2006, the Board received detailed performance information for each Fund at each regular Board meeting during the year. At the meeting held on October 2, 2006, the Board reviewed information showing performance of each Fund compared to its peers over the prior 1-, 3-, and 5- year periods and compared the performance information to one or more securities indices over comparable periods.

Combined Fee Rate

The Board considered the fee rate to be paid by each Fund to BBH & Co. The Board recognized that it is difficult to make comparisons of these fee rates, and the combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

The Board considered the depth and range of services provided under the Combined Agreement. For example, in addition to a continuous investment program, BBH & Co. provides, among other things, officers (including the Funds' Chief Compliance Officer and officers to provide required certifications) and administrative services, such as shareholder communications, and tax compliance, with the attendant costs and exposure to liability. BBH & Co. also coordinates the provision of services to the Funds by nonaffiliated service providers.

The following factors specific to BBH U.S. Treasury Money Fund also were noted and considered by the Board in deciding to approve the Combined Agreement:

The Board considered the 1-, 3- and 5-year annualized total returns of the BBH U.S. Treasury Money Fund versus the iMoneyNet (Treasury Retail). The Board noted that the Fund outperformed or performed in line with that average over all relevant periods. Moreover, the Board noted that it believes to have been appropriately advised by BBH & Co. about its duration and average weighted maturity decisions during the relevant periods and were satisfied overall with the competitiveness of the performance. The Board also noted with favor that the expense ratio was substantially lower than that of the average. The Board also noted that the BBH U.S. Treasury Money Fund had successfully maintained a stable net asset value of one dollar at all times. Taking into account these comparisons and the other factors considered, the Trustees concluded that the BBH U.S. Treasury Money Fund's investment results over time and its total expense ratio had been satisfactory.

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
June 30, 2007 (unaudited)

Conflicts of Interest

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars").

BBH & Co. has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, BBH & Co. monitors a variety of areas, including compliance with account investment guidelines, the inclusion only of securities approved for purchase by the BBH & Co.'s Fixed Income Credit Committee, and compliance with the BBH & Co.'s Code of Ethics. Finally, BBH & Co. has structured the portfolio managers' compensation in a manner, and the Funds have adopted policies and procedures, reasonably designed to safeguard a Fund from being negatively affected as a result of any such potential conflicts.


FINANCIAL STATEMENT JUNE 30, 2007                                             19

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
ADDITIONAL FEDERAL TAX INFORMATION
June 30, 2007 (unaudited)

The amount of qualified interest income (QII) dividends paid by the BBH U.S. Treasury Money Fund (the "Fund") for the year ended June 30, 2007 was $3,842,702.

   The accompanying notes are an integral part of these financial statements

TRUSTEES AND OFFICERS OF BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
(unaudited)

Information pertaining to the Trustees of the BBH Trust (the "Trust") and executive officers of the Trust is set forth below. Part B to the Registration Statement of the BBH U.S. Treasury Money Fund includes additional information about the Fund's Trustees and is available upon request without charge by contacting the Fund at 1-800-625-5759.

                                           Term of                                                  Number of
                                           Office                                                   Funds in
                                           and                                                      Fund              Other
                         Position(s)       Length                                                   Complex           Directorships
Name, Birth Date         Held with         of Time      Principal Occupation(s)                     Overseen by       Held by
and Address              Trust             Served#      During Past 5 Years                         Trustee^          Trustee
-----------------------------------------------------------------------------------------------------------------------------------
Joseph V. Shields, Jr.   Chairman of the   Since 2007   Managing Director, Chairman and             7                 None
Birth Date:              Board and                      Chief Executive Officer of Shields
March 17, 1938           Trustee                        & Company (member of New York Stock
Shields & Company                                       Exchange); Chairman of Capital
140 Broadway                                            Management Associates, Inc.
New York, NY 10005                                      (registered investment adviser);
                                                        Director of Flower Foods, Inc. (New
                                                        York Stock Exchange listed
                                                        company).

Eugene P. Beard          Trustee           Since 2007   Chairman & CEO of Westport Asset            7                 Director of
Birth Date:                                             Fund, Inc.                                                    Old Westbury
March 17, 1935                                                                                                        Funds
800 Connecticut Ave.                                                                                                  (7 Funds)
3 East
Norwalk, CT 06854

David P. Feldman         Trustee           Since 2007   Director of Jeffrey Co. (1992 to            7                 Director of
Birth Date:                                             present).                                                     Dreyfus Mutual
c/o BBH & Co.                                                                                                         Funds
November 16, 1939                                                                                                     (59 Funds)
140 Broadway,
16th Floor
New York, NY 10005

Alan G. Lowy             Trustee           Since 2007   Private Investor.                           7                 None
Birth Date:
April 17, 1939
4111 Clear
Valley Drive
Encino, CA 91436

Arthur D. Miltenberger   Trustee           Since 2007   Retired; Trustee, R.K. Mellon               7                 None
Birth Date:                                             Family Trust (1981 to June 2003);
November 8, 1938                                        General Partner, Mellon Family
503 Darlington Road                                     Investment Company IV, V and VI
Ligonier, PA 15658                                      (1983 to 2002); Director of
                                                        Aerostructures Corporation
                                                        (aircraft manufacturer) (1996 to
                                                        July 2003).


FINANCIAL STATEMENT JUNE 30, 2007                                             21

TRUSTEES AND OFFICERS OF BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
(unaudited)

                                           Term of                                                  Number of
                                           Office                                                   Funds in
                                           and                                                      Fund              Other
                         Position(s)       Length                                                   Complex           Directorships
Name, Birth Date         Held with         of Time      Principal Occupation(s)                     Overseen by       Held by
and Address              Trust             Served#      During Past 5 Years                         Trustee^          Trustee
-----------------------------------------------------------------------------------------------------------------------------------
Samuel F. Pryor, IV      Trustee           Since 2007   Private Investor.                           7                 None
Birth Date:
June 12, 1955
130 East 67th Street
New York, NY 10021

H. Whitney Wagner        Trustee           Since 2007   President, Clear Brook Advisors, a          7                 None
Birth Date:                                             registered investment advisor.
March 3, 1956
Clear Brook Advisors
75 Rockefeller Plaza,
14th Floor
New York, NY 10019

Officers

John A. Nielsen          President and     Since 2007   President and Principal Executive           N/A               N/A
Birth Date:              Principal                      Officer of the Trust; He joined
July 15, 1943            Executive                      Brown Brothers Harriman & Co. ("BBH
140 Broadway             Officer                        & Co.") in 1968 and has been a
New York, NY 10005                                      Partner of the firm since 1987.

Charles H. Schreiber     Treasurer,        Since 2007   Treasurer, Principal Financial              N/A               N/A
Birth Date:              Principal                      Officer and Anti-Money Laundering
December 10, 1957        Financial                      Officer of the Trust; Senior Vice
140 Broadway             Officer,                       President of BBH & Co. since
New York, NY 10005       Anti-Money                     September 2001; Joined BBH & Co. in
                         Laundering                     1999.
                         Officer

Mark Nixon               Assistant         Since 2007   Assistant Secretary and Assistant           N/A               N/A
Birth Date:              Secretary and                  Treasurer of the Trust, Vice
January 14, 1963         Assistant                      President of BBH & Co. (since
140 Broadway             Treasurer                      October 2006), Accounting Manager,
New York, NY 10005                                      Reserve Funds (August
                                                        2005-September 2006) Assistant
                                                        Controller, Reserve Funds (February
                                                        2005-August 2005), Private
                                                        Consultant (December 2001-February
                                                        2005).

TRUSTEES AND OFFICERS OF BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
(unaudited)

                                           Term of                                                  Number of
                                           Office                                                   Funds in
                                           and                                                      Fund              Other
                         Position(s)       Length                                                   Complex           Directorships
Name, Birth Date         Held with         of Time      Principal Occupation(s)                     Overseen by       Held by
and Address              Trust             Served#      During Past 5 Years                         Trustee^          Trustee
-----------------------------------------------------------------------------------------------------------------------------------

Michael F. Hogan         Chief             Since 2007   Chief Compliance Officer of the             N/A               N/A
Birth Date:              Compliance                     Trust; Senior Vice President of BBH
January 26, 1963         Officer                        & Co. since September 1994; Joined
50 Milk Street                                          BBH & Co. in 1985.
Boston, MA 02109

Gail C. Jones            Secretary         Since 2007   Secretary of the Trust; Counsel,            N/A               N/A
Birth Date:                                             ReedSmith, LLP (since October
October 26, 1953                                        2002); Corporate Counsel (January
1001 Liberty Avenue                                     1997 to September 2002) and Vice
Pittsburgh, PA                                          President (January 1999 to
15222-3779                                              September 2002) of Federated
                                                        Services Company.

Judith J. Mackin         Vice President    Since 2007   Vice President of the Trust; Vice           N/A               N/A
Birth Date:                                             President (since November 1997) of
May 30, 1960                                            Federated Services Company.
1001 Liberty Avenue,
Pittsburgh, PA
15222-3779

John C. Smith            Assistant         Since 2007   Assistant Treasurer of the Trust;           N/A               N/A
Birth Date:              Treasurer                      Vice President (Since September
August 2, 1965                                          2004); Assistant Vice President
50 Milk Street                                          (since September 2001); Associate
Boston, MA 02109                                        (September 2000 to August 2001);
                                                        and Senior Analyst (June 1999 to
                                                        August 2000) of BBH & Co.

----------
# Each Trustee of the Trust holds office until he or she attains the age of 70 (72, in the case of Trustees who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Trust's Declaration of Trust. All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust's By-laws). Each Trustee previously served on the Board of Trustees of the Predecessor BBH U.S. Treasury Money Fund.

^ The Fund Complex consists of the Trust, which has seven series and are each counted as one "fund" for purposes of this table.


FINANCIAL STATEMENT JUNE 30, 2007                                             23

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:
By telephone:                       Call 1-800-575-1265
By E-mail send your request to:     bbhfunds@bbh.com
On the internet:                    www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference
Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings Information."

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                  Brown [LOGO]
                                  Brothers
                                  Harriman


                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

--------------------------------------------------------------------------------
                                  Annual Report
                                  JUNE 30, 2007
--------------------------------------------------------------------------------


                             BBH MONEY MARKET FUND

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of the BBH Trust and Shareholders of BBH Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BBH Money Market Fund (a series of BBH Trust) (the "Fund") as of June 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH Money Market Fund as of June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
August 20, 2007

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
June 30, 2007

BREAKDOWN BY SECURITY TYPE

                                                                                                     Percent of
                                                                                  U.S. $ Value       Net Assets
                                                                                 --------------      ----------
Asset Backed Security ......................................................     $    1,313,151          0.1%
Certificates of Deposit ....................................................        339,017,003         14.7
Commercial Paper ...........................................................      1,212,004,949         52.4
Corporate Bonds ............................................................        229,995,420          9.9
Municipal Bonds ............................................................        341,229,160         14.8
Mutual Fund ................................................................        104,600,000          4.5
Other Assets in Excess of Liabilities ......................................         83,654,351          3.6
                                                                                 --------------        -----
Net Assets .................................................................     $2,311,814,034        100.0%
                                                                                 ==============        =====

All data as of June 30, 2007. The Fund's breakdown by security type is expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT JUNE 30, 2007                                              3

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 2007

  Principal                                                           Maturity    Interest
   Amount                                                               Date        Rate          Value
------------                                                          --------    --------    --------------
               ASSET BACKED SECURITY (0.1%)
$  1,313,108   Banc of America Securities Auto
                  Trust 2006-G1.................................      11/19/07      5.349%    $    1,313,151
                                                                                              --------------

               CERTIFICATES OF DEPOSIT (14.7%)
  17,750,000   Abbey National Treasury Services.................      12/05/07      5.330         17,750,000
  15,000,000   Banco Bilbao Vizcaya Argentaria..................      08/07/07      5.305         15,000,076
  25,000,000   Bank of Tokyo-Mitsubishi UFJ.....................      06/04/08      5.340         25,001,117
  25,000,000   Barclays Bank, Plc...............................      07/16/07      5.300         25,000,000
  25,000,000   Canadian Imperial Bank of Commerce...............      07/30/07      5.295         25,000,000
  15,000,000   Canadian Imperial Bank of Commerce...............      10/26/07      5.375         15,009,953
  25,000,000   Charter One Bank NA..............................      09/18/07      5.320         25,000,000
  25,000,000   Comerica Bank....................................      07/20/07      5.333         24,999,687
  10,000,000   Credit Suisse New York...........................      05/21/08      5.300         10,000,857
  25,000,000   First Tennessee Bank NA..........................      07/23/07      5.300         25,000,000
  16,750,000   HBOS Treasury Services...........................      05/29/08      5.335         16,731,177
  25,000,000   Royal Bank of Canada.............................      10/29/07      5.368         25,009,757
  19,765,000   Unicredito Italiano, New York....................      11/21/07      5.300         19,755,059
  20,000,000   Washington Mutual Bank...........................      08/27/07      5.260         19,996,104
  25,000,000   Westpac Banking Corp.............................      10/29/07      5.350         25,013,426
  19,750,000   Wilmington Trust Co..............................      09/20/07      5.305         19,750,182
   5,000,000   Wilmington Trust Co..............................      10/05/07      5.290          4,999,608
                                                                                              --------------
               Total Certificates of Deposit....................                                 339,017,003
                                                                                              --------------

               COMMERCIAL PAPER (52.4%)
  16,950,000   ABN-AMRO NA......................................      08/16/07      5.274         16,836,835
  25,000,000   Air Products & Chemicals, Inc....................      07/03/07      5.383         24,992,528
  25,000,000   Bank of America Corp.............................      09/21/07      5.266         24,704,458
  25,000,000   Bank of Nova Scotia..............................      07/02/07      5.265         24,996,354
  50,000,000   Bear Stearns & Co., Inc..........................      07/02/07      5.402         49,992,500
  50,000,000   BMW US Capital LLC...............................      07/02/07      5.342         49,992,583
  75,000,000   BNP Paribas Finance, Inc.........................      07/02/07      5.342         74,988,875
  16,300,000   Brown University.................................      07/02/07      5.328         16,297,628
  20,560,000   Brown-Forman Beverages, Europe, Ltd..............      07/09/07      5.240         20,536,150
  18,000,000   Buckingham CDO LLC...............................      08/24/07      5.347         17,856,900
  14,718,000   Buckingham CDO II LLC............................      08/07/07      5.343         14,637,828
  25,000,000   Calyon North America, Inc........................      07/23/07      5.261         24,920,097

   The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
JUNE 30, 2007

  Principal                                                           Maturity    Interest
   Amount                                                               Date        Rate          Value
------------                                                          --------    --------    --------------
               COMMERCIAL PAPER (continued)
$ 11,800,000   Catholic Health Initiative.......................      08/07/07      5.300%    $   11,800,000
   3,000,000   Catholic Health Initiative.......................      08/07/07      5.340          3,000,000
  12,250,000   CBA (Delaware) Finance...........................      08/30/07      5.259         12,143,833
  13,500,000   CC USA, Inc......................................      07/10/07      5.281         13,482,248
  10,000,000   CC USA, Inc......................................      08/03/07      5.259          9,952,150
  10,000,000   CIT Group, Inc...................................      07/18/07      5.292          9,975,114
  14,970,000   City of Chicago, Illinois........................      12/04/07      5.547         14,624,243
  43,550,000   Columbia University..............................      07/09/07      5.270         43,499,193
  25,000,000   Commerzbank US Finance...........................      10/03/07      5.270         24,661,535
  14,000,000   Cornell University...............................      09/06/07      5.314         13,863,208
  15,000,000   Danske Corp......................................      10/31/07      5.255         14,738,208
  25,000,000   Dresdner US Finance, Inc.........................      07/03/07      5.300         24,992,646
  10,000,000   HBOS Treasury Services...........................      08/28/07      5.294          9,915,658
  35,000,000   HVB US Finance, Inc..............................      07/20/07      5.268         34,903,206
  25,000,000   ING US Funding LLC...............................      10/09/07      5.301         24,638,194
  23,100,000   Johns Hopkins University.........................      08/02/07      5.300         23,100,000
  19,280,000   Kittyhawk Funding Corp...........................      07/16/07      5.283         19,237,755
  50,000,000   Koch Resources LLC...............................      07/02/07      5.352         49,992,569
   8,000,000   Koch Resources LLC...............................      07/10/07      5.285          7,989,460
  20,000,000   Kredietbank NA Finance Corp......................      07/27/07      5.264         19,924,456
  15,200,000   Leland Stanford Junior University................      09/13/07      5.321         15,035,967
   5,000,000   Merrill Lynch & Co., Inc.........................      08/29/07      5.279          4,957,225
  23,384,000   National Rural Utilities Cooperative
                  Finance Corp..................................      07/31/07      5.327         23,280,721
  28,005,000   NYSE Euronext....................................      08/13/07      5.307         27,829,051
  12,744,000   Power Authority of State of New York.............      08/01/07      5.351         12,686,496
  25,000,000   Rabobank Nederland NV............................      11/21/07      5.235         25,000,041
  10,405,000   Rio Tinto........................................      07/23/07      5.320         10,371,299
   7,000,000   Rutgers University...............................      07/24/07      5.330          7,000,000
  15,000,000   San Paolo IMI US Financial Co....................      07/02/07      5.332         14,997,779
  10,000,000   San Paolo IMI US Financial Co....................      07/31/07      5.267          9,956,417
   6,200,000   San Paolo IMI US Financial Co....................      08/01/07      5.307          6,171,811
  25,000,000   Siemens Capital Co. LLC..........................      07/20/07      5.248         24,931,125
  50,000,000   Societe Generale.................................      07/03/07      5.325         49,985,222
  29,750,000   Southern Company Funding.........................      07/10/07      5.291         29,710,730
   4,200,000   Tennessee State School Bond......................      07/18/07      5.320          4,200,000

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT JUNE 30, 2007                                              5

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
JUNE 30, 2007

  Principal                                                           Maturity    Interest
   Amount                                                               Date        Rate          Value
------------                                                          --------    --------    --------------
               COMMERCIAL PAPER (continued)
$ 25,000,000   Three Rivers Funding Corp........................      07/02/07      5.382%    $   24,996,264
  16,984,000   Three Rivers Funding Corp........................      07/17/07      5.302         16,944,144
 100,000,000   UBS Finance Delaware LLC.........................      07/02/07      5.352         99,985,139
  10,000,000   Unicredito Italiano Bank.........................      06/02/08      5.447          9,516,031
  10,000,000   Rights of University of California...............      08/02/07      5.341          9,953,511
  25,000,000   Variable Funding Capital Co. LLC.................      07/12/07      5.287         24,959,743
  12,415,000   Walnut Energy Center Authority...................      08/06/07      5.365         12,349,821
                                                                                              --------------
               Total Commercial Paper...........................                               1,212,004,949
                                                                                              --------------

               CORPORATE BONDS (9.9%)
  35,035,000   American Express Centurion Bank(1)...............      10/18/07      5.320         35,036,685
  12,000,000   BNP Paribas(1)...................................      07/03/08      5.260         11,995,202
  14,915,000   HBOS Treasury Services...........................      11/30/07      3.500         14,801,444
   4,000,000   Hewlett Packard Co...............................      07/01/07      5.500          4,000,000
   4,900,000   Hewlett Packard Co...............................      03/15/08      3.625          4,842,473
  10,000,000   HSBC Finance Corp................................      03/11/08      4.125          9,917,218
  15,850,000   International Lease Finance Corp.................      06/02/08      4.625         15,748,454
   7,500,000   John Deere Capital Corp..........................      01/15/08      3.900          7,442,491
  25,000,000   KeyBank NA(1)....................................      08/08/07      5.376         25,001,805
  17,500,000   Merrill Lynch & Co., Inc.........................      11/15/07      4.000         17,428,308
   4,062,000   Morgan Stanley...................................      04/01/08      3.625          4,012,747
  20,000,000   NGSP, Inc.(1)....................................      06/01/46      5.350         20,000,000
  25,000,000   PNC Bank NA(1)...................................      01/02/08      5.265         24,996,836
  19,920,000   PNC Funding Corp.................................      03/10/08      4.200         19,769,257
  15,000,000   SLM Corp.(1).....................................      07/25/07      5.575         15,002,500
                                                                                              --------------
               Total Corporate Bonds............................                                 229,995,420
                                                                                              --------------

               MUNICIPAL BONDS (14.8%)
   5,470,000   Cleveland, Ohio Airport System Revenue...........      01/01/17      7.000          5,564,160
  13,230,000   Colorado Housing & Finance Authority(1)..........      07/04/07      5.350         13,230,000
  11,340,000   De Kalb County, Georgia Development
                  Authority Revenue(1)..........................      07/04/07      5.320         11,340,000
   7,485,000   De Kalb County, Georgia Development
                  Authority Revenue(1)..........................      09/05/07      5.330          7,485,000
   8,285,000   Greensboro, North Carolina(1)....................      07/04/07      5.350          8,285,000

   The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
JUNE 30, 2007

  Principal                                                           Maturity    Interest
   Amount                                                               Date        Rate          Value
------------                                                          --------    --------    --------------
               MUNICIPAL BONDS (continued)
$  4,695,000   Hamilton County, Ohio Health Care Revenue(1).....      07/05/07      5.320%    $    4,695,000
   2,000,000   Jacksonville, Florida Economic
                  Development Commission(1).....................      07/05/07      5.350          2,000,000
   3,800,000   Massachusetts Port Authority(1)..................      07/04/07      5.350          3,800,000
   3,245,000   Massachusetts State Health &
                  Educational Facilities(1).....................      07/04/07      5.350          3,245,000
  23,915,000   Massachusetts State Health &
                  Educational Facilities(1).....................      07/05/07      5.370         23,915,000
  26,790,000   Massachusetts State Housing
                  Finance Agency(1).............................      07/05/07      5.370         26,790,000
   3,850,000   Miami, Florida Parking System Revenue(1).........      07/05/07      5.320          3,850,000
  21,000,000   Mississippi Business Finance Corp.(1)............      07/01/07      5.300         21,000,000
  23,700,000   Mississippi State(1).............................      07/04/07      5.360         23,700,000
  43,900,000   New York, New York(1)............................      07/04/07      5.320         43,900,000
  33,695,000   New York City Transitional Finance
                  Authority(1)..................................      07/04/07      5.350         33,695,000
  35,000,000   North Texas Higher Education
                  Authority(1)..................................      07/04/07      5.320         35,000,000
  18,955,000   Portland, Maine(1)...............................      07/04/07      5.320         18,955,000
   8,220,000   Private Colleges & Universities Authority(1).....      07/04/07      5.320          8,220,000
   4,200,000   San Diego, California Metropolitan
                  Transportation Development Board(1)...........      07/04/07      5.320          4,200,000
  11,275,000   Tempe, Arizona Industrial Development
                  Authority(1)..................................      07/05/07      5.350         11,275,000
  21,385,000   Texas State(1)...................................      07/04/07      5.380         21,385,000
   5,700,000   Utah State Board of Regents(1)...................      07/04/07      5.320          5,700,000
                                                                                              --------------
               Total Municipal Bonds............................                                 341,229,160
                                                                                              --------------

               MUTUAL FUND (4.5%)
 104,600,000   Reserve Primary Fund 12..........................      12/01/49    5.277          104,600,000
                                                                                              --------------
TOTAL INVESTMENTS AT AMORTIZED COST...........................................     96.4%      $2,228,159,683
OTHER ASSETS IN EXCESS OF LIABILITIES.........................................      3.6           83,654,351
                                                                                  -----       --------------
NET ASSETS....................................................................    100.0%      $2,311,814,034
                                                                                  =====       ==============

----------
(1) Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the June 30, 2007 coupon or interest rate.


   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT JUNE 30, 2007                                              7

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007

ASSETS:
   Investments, at amortized cost .............................   $2,228,159,683
   Cash .......................................................           34,277
   Receivables for:
      Investments sold ........................................       75,034,062
      Interest and other receivables ..........................       10,147,189
                                                                  --------------
         Total Assets .........................................    2,313,375,211
                                                                  --------------

LIABILITIES:
   Payables for:
      Dividends declared ......................................          817,292
      Administrative fees .....................................          406,917
      Shareholder servicing fees ..............................          219,278
      Professional fees .......................................           33,244
      Custody and accounting fees .............................           27,667
      Board of Trustees' fees .................................            2,001
   Accrued expenses and other liabilities .....................           54,778
                                                                  --------------
         Total Liabilities ....................................        1,561,177
                                                                  --------------

NET ASSETS ....................................................   $2,311,814,034
                                                                  ==============

Net Assets Consist of:
   Paid-in capital ............................................   $2,311,814,034
                                                                  --------------
Net Assets ....................................................   $2,311,814,034
                                                                  ==============

NET ASSET VALUE AND OFFERING PRICE PER SHARE
REGULAR SHARES NET ASSET VALUE
   ($1,172,126,377 / 1,172,126,377 shares outstanding) ........            $1.00
                                                                           =====

INSTITUTIONAL SHARES NET ASSET VALUE
   ($1,139,687,657 / 1,139,687,657 shares outstanding) ........            $1.00
                                                                           =====

   The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the year ended June 30, 2007

NET INVESTMENT INCOME:
   Income:
      Interest income allocated from Portfolio ................    $ 88,547,344
      Expenses allocated from Portfolio .......................      (2,373,135)
                                                                   ------------
         Net Investment Income allocated from Portfolio .......      86,174,209
      Interest Income .........................................       5,890,079
                                                                   ------------
         Total Investment Income ..............................      92,064,288
                                                                   ------------

   Expenses:
      Shareholder servicing fees ..............................       3,510,557
      Investment advisory and administrative fees .............       1,953,367
      Board of Trustees' fees .................................         132,559
      Professional fees .......................................         103,807
      Custody and accounting fees .............................          33,000
      Miscellaneous expenses ..................................         144,604
                                                                   ------------
         Total Expenses .......................................       5,877,894
                                                                   ------------
Net Investment Income .........................................    $ 86,186,394
                                                                   ============

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT JUNE 30, 2007                                              9

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                FOR THE YEARS ENDED JUNE 30,
                                                                                         ------------------------------------------
                                                                                              2007                       2006
                                                                                         ---------------            ---------------
INCREASE (DECREASE) IN NET ASSETS:
   From Operations:
      Net investment income ..................................................           $    86,186,394            $    50,921,761
                                                                                         ---------------            ---------------
   Dividends and distributions declared:
      From net investment income:
      Regular Shares .........................................................               (67,612,111)               (50,921,761)
      Institutional Shares ...................................................               (18,574,283)                        --
                                                                                         ---------------            ---------------
         Total dividends and distributions declared ..........................               (86,186,394)               (50,921,761)
                                                                                         ---------------            ---------------
   From Fund Share (Principal) Transactions at
      Net Asset Value of $1.00 per share:
         Fund shares sold ....................................................             3,932,442,373              1,839,355,983
         Fund shares issued in reinvestment of dividends .....................                39,649,577                 26,060,096
         Fund shares repurchased .............................................            (3,165,839,507)            (1,617,946,361)
                                                                                         ---------------            ---------------
   Net increase in net assets resulting from fund
      share transactions .....................................................               806,252,443                247,469,718
                                                                                         ---------------            ---------------

NET ASSETS:
   Beginning of year .........................................................             1,505,561,591              1,258,091,873
                                                                                         ---------------            ---------------
   End of year ...............................................................           $ 2,311,814,034            $ 1,505,561,591
                                                                                         ===============            ===============

   The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Regular share outstanding throughout each year

                                                                        For the years ended June 30,
                                                          ---------------------------------------------------------
                                                           2007         2006         2005         2004         2003
                                                          -----        -----        -----        -----        -----
Net asset value, beginning of year.. ...............      $1.00        $1.00        $1.00        $1.00        $1.00
Income from investment operations:
  Net investment income ............................       0.05         0.04         0.01         0.01         0.01
Dividends to shareholders from net
  investment income ................................      (0.05)       (0.04)       (0.01)       (0.01)       (0.01)
                                                          -----        -----        -----        -----        -----
Net asset value, end of year .......................      $1.00        $1.00        $1.00        $1.00        $1.00
                                                          =====        =====        =====        =====        =====
Total return .......................................       4.97%        3.76%        1.72%        0.59%        1.06%
Ratios/Supplemental data(1):
  Net assets, end of year (in millions) ............     $1,172       $1,506       $1,258       $1,375       $1,459
  Ratio of expenses to average net assets ..........       0.51%        0.53%        0.52%        0.52%        0.52%
  Ratio of net investment income to
    average net assets .............................       4.79%        3.75%        1.70%        0.59%        1.05%

----------
(1) Ratios include the Fund's share of income, expenses paid by, and the expense offset arrangement of, the BBH US Money Market Portfolio, which the Fund invested in through June 12, 2007, as appropriate.

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT JUNE 30, 2007                                             11

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for an Institutional share outstanding throughout the period

                                                             For the period from
                                                              January 26, 2007
                                                              (commencement of
                                                             operations) through
                                                               June 30, 2007
                                                             -------------------
Net asset value, beginning of period.........................       $1.00
Income from investment operations:
   Net investment income ....................................        0.02
Dividends to shareholders from net investment income.........       (0.02)
                                                                    -----
Net asset value, end of period...............................       $1.00
                                                                    =====
Total return(1)  ............................................        2.21%
Ratios/ Supplemental data:(2)
Net assets, end of period (in millions) .....................      $1,140
Ratio of expenses to average net assets......................        0.26%(3)
Ratio of net investment income to average net assets ........        5.07%(3)

----------
(1)   Inception to date return.

(2) Ratios include the Fund's share of income, expenses paid by, and the expense offset arrangement of, the BBH US Money Market Portfolio, which the Fund invested in through June 12, 2007, as appropriate.

(3)   Annualized.

   The accompanying notes are an integral part of these financial statements.

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2007

1. Organization and Significant Accounting Policies. BBH Money Market Fund (the "Fund") is a separate, diversified series of BBH Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983 and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on December 12, 1983. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which may issue a separate class of shares. The Fund established a new class of shares designated as "Institutional Shares". Institutional Shares opened on December 19, 2006 and commenced operations on January 26, 2007. Regular Shares and Institutional Shares have different operating expenses. At June 30, 2007, there were seven series of the Trust.

      Prior to June 12, 2007 the Fund invested all of its investable assets in the BBH U.S. Money Market Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. Effective June 12, 2007, the Fund redeemed its shares of the Portfolio and began investing its assets directly. There were no changes to the Fund's investment policies and restrictions. The Fund recorded its share of the Portfolios' income and expenses daily until the date of the redemption.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. The Fund values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

      B. Investment Transactions and Income. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund, accrued ratably to the date of maturity.

      C. Repurchase Agreements. The Fund may enter into repurchase agreements with primary dealers of U.S. Government Obligations as designated by the Federal Reserve Bank of New York. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction or effectively the interest rate paid by the dealer to the Fund. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Investment Adviser. The Fund's custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The Investment Adviser or sub-custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. At June 30, 2007, the Fund had no open repurchase agreements.


FINANCIAL STATEMENT JUNE 30, 2007                                             13

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2007

      D. Federal Income Taxes. Each series of the Trust is treated as a separate entity for federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. At June 30, 2007, the cost of investments for federal income tax purposes was equal to the amortized cost of investments for financial statement purposes.

      E. Dividends and Distributions to Shareholders. Dividends from net investment income are declared daily and paid monthly to shareholders. The Fund declared dividends in the amounts of $67,612,111 and $18,574,283 to Regular and Institutional shareholders, respectively, during the year ended June 30, 2007. The Fund declared dividends in the amount of $50,921,761 to Regular shareholders during the year ended June 30, 2006. The tax character of the dividends declared in both years was 100% ordinary income.

      F. Accounting Developments. In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. While not expected to have a material impact on the Fund's financial statements, management will be evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.

            In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact of SFAS 157. At this time its impact on the Fund's financial statements has not yet been determined.

2.    Transactions with Affiliates.

      Advisory  and  Administrative  Fees.  Effective  June  12,  2007,  under a combined Investment Advisory and Administrative Services Agreement ("Agreement") with the Trust, Brown Brothers Harriman & Co. ("BBH") provides investment advice, portfolio management and administrative services to the Fund. BBH receives a combined fee from the Fund for advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.25% on the first $1,000,000,000 of the Fund's average daily net assets and 0.20% of the Fund's average daily net assets in excess of $1,000,000,000. Prior to June 12, 2007, under a separate agreement that covered only advisory fees, BBH received a fee from the Fund calculated daily and paid monthly. This fee was allocated to the Fund from the Portfolio in which the Fund invested and was calculated at an annual rate of 0.15% of the Portfolio's average daily assets. Brown Brothers Harriman Trust Company, LLC ("BBHTC") the Fund's administrator, under a separate agreement that covered only administrative services, received a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Fund's average daily net assets. BBH has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBH. For the year ended June 30, 2007, the Fund incurred $1,953,367 for advisory and administrative services.

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2007

      Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.25% of the Regular Shares' average daily net assets. For the year ended June 30, 2007, the Fund incurred $3,510,557 for shareholder servicing services.

      Custody  and  Accounting  Fees.  BBH acts as a  custodian  and  receives a custody and accounting fee from the Fund calculated daily and paid monthly. The custody fee is a transaction based fee with an annual minimum of $20,000, and the accounting fee is calculated at 0.01% per annum on the first $1billion of net assets and 0.005% per annum on all net assets over $1 billion. For the year ended June 30, 2007, the Fund incurred $33,000 for custody and accounting services. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement the Fund will be charged interest based on LIBOR on the day of the overdraft plus one percent. The total interest paid by the Fund for the year ended June 30, 2007 was $4,222.

      Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended June 30, 2007, the Fund incurred $132,559 for Trustees' fees.

3. In-Kind Contributions. For the year ended June 30, 2007 the Fund had in-kind contributions of $2,262,291,367.

4. Capital Stock. The Trust is permitted to issue an unlimited number of Regular Shares and Institutional Shares of capital stock, at no par value. Transactions in shares of capital stock were as follows:

                                                                                            Shares
                                                                              -----------------------------------
                                                                                  For the              For the
                                                                                 year ended          year ended
                                                                               June 30, 2007        June 30, 2006
                                                                              --------------       --------------
Regular Shares
Capital stock sold .....................................................       2,210,338,409        1,839,355,983
Capital stock issued in  connection with
  reinvestment of dividends ............................................          31,844,261           26,060,096
Capital stock redeemed .................................................      (2,575,617,884)      (1,617,946,361)
                                                                              --------------       --------------
Net increase (decrease) ................................................        (333,435,214)         247,469,718
                                                                              ==============       ==============


FINANCIAL STATEMENT JUNE 30, 2007                                             15

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2007

                                                                    Shares
                                                             -------------------
                                                             For the period from
                                                               January 26, 2007
                                                               (commencement of
                                                                operations) to
                                                                 June 30, 2007
                                                             -------------------
Institutional Shares
Capital stock sold ..........................................    1,722,103,964
Capital stock issued in connection with reinvestment
   of dividends .............................................        7,805,316
Capital stock redeemed ......................................     (590,221,623)
                                                                --------------
Net increase ................................................    1,139,687,657
                                                                ==============

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
SUPPLEMENTAL PROXY INFORMATION
June 30, 2007 (unaudited)

Supplemental Proxy Information. A Special Meeting of Trust shareholders was held on May 23, 2007. On April 5, 2007, the record date for shareholders voting at the meeting, there were 2,556,036,213 total outstanding shares.

The following items were considered by Fund shareholders and the results of their voting are listed below. Unless otherwise noted, each matter was approved.

Proposals:

(1)   To elect two Trustees of the Funds;

Samuel F. Pryor IV

      Shares voted affirmatively.....................         2,553,191,186
      Shares voted negatively........................             1,105,147
      Shares abstaining..............................               705,862

H. Whitney Wagner

      Shares voted affirmatively.....................         2,553,191,186
      Shares voted negatively........................             1,105,147
      Shares abstaining..............................               705,862

(2) To approve a new combined investment advisory and administrative services agreement for the Funds with the current investment adviser of the Fund;

      Shares voted affirmatively.....................         2,090,748,352
      Shares voted negatively........................             1,071,623
      Shares abstaining..............................             1,071,431

(3) To approve changes to the Fund's fundamental investment policies in order to modernize their investment restrictions and increase their investment flexibility:

      (a)   To  amend  the  Fund's   fundamental   investment  policy  regarding
            diversification;

            Shares voted affirmatively..................         2,090,488,255
            Shares voted negatively.....................             1,331,721
            Shares abstaining...........................             1,071,431

      (b)   To  amend  the  Fund's   fundamental   investment  policy  regarding
            concentration;

            Shares voted affirmatively..................         2,090,488,255
            Shares voted negatively.....................             1,331,721
            Shares abstaining...........................             1,071,431

      (c)   To  amend  the  Fund's   fundamental   investment  policy  regarding
            underwriting;

            Shares voted affirmatively..................         2,090,488,255
            Shares voted negatively.....................             1,331,721
            Shares abstaining...........................             1,071,431

      (d)   To  amend  the  Fund's   fundamental   investment  policy  regarding
            investing in commodities;

            Shares voted affirmatively..................         2,090,488,255
            Shares voted negatively.....................             1,331,721
            Shares abstaining...........................             1,071,431


FINANCIAL STATEMENT JUNE 30, 2007                                             17

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
SUPPLEMENTAL PROXY INFORMATION (continued)
June 30, 2007 (unaudited)

      (e)   To  amend  the  Fund's   fundamental   investment  policy  regarding
            investing in real estate;

            Shares voted affirmatively..................         2,090,488,255
            Shares voted negatively.....................             1,331,721
            Shares abstaining...........................             1,071,431

      (f)   To  amend  the  Fund's   fundamental   investment  policy  regarding
            borrowing money and issuing senior securities;

            Shares voted affirmatively..................         2,090,488,255
            Shares voted negatively.....................             1,331,721
            Shares abstaining...........................             1,071,431

      (g)   To amend the Fund's fundamental investment policy regarding lending;

            Shares voted affirmatively..................         2,090,488,255
            Shares voted negatively.....................             1,331,721
            Shares abstaining...........................             1,071,431

      (h) To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding selling short;

            Shares voted affirmatively..................         2,088,727,585
            Shares voted negatively.....................             3,092,391
            Shares abstaining...........................             1,071,431

      (i) To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding illiquid securities;

            Shares voted affirmatively..................         2,090,488,255
            Shares voted negatively.....................             1,331,721
            Shares abstaining...........................             1,071,431

      (j)   To  amend,  and to  make  non-fundamental,  the  Fund's  fundamental
            investment  policy  regarding   investing  in  securities  of  other
            investment companies;

            Shares voted affirmatively..................         2,090,190,054
            Shares voted negatively.....................             1,629,922
            Shares abstaining...........................             1,071,431

      (k) To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding purchases on margin;

            Shares voted affirmatively..................         2,090,190,054
            Shares voted negatively.....................             1,629,922
            Shares abstaining...........................             1,071,431

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
SUPPLEMENTAL PROXY INFORMATION (continued)
June 30, 2007 (unaudited)

(4) To approve the proposed Reorganization Agreement, pursuant to which each series of BBH Trust would be reorganized as separate series of BBH Trust, (the "New BBH Trust"), a newly formed Delaware statutory trust.

      Shares voted affirmatively.....................         2,090,116,618
      Shares voted negatively........................             1,616,912
      Shares abstaining..............................             1,157,877


FINANCIAL STATEMENT JUNE 30, 2007                                             19

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
June 30, 2007 (unaudited)

EXAMPLE

As a shareholder of BBH Money Market Fund (the "Fund"), you may incur two types of costs:

(1) transaction costs on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
June 30, 2007 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                               Expenses Paid
                                        Beginning            Ending            During Period
                                      Account Value       Account Value       January 1, 2007
                                     January 1, 2007      June 30, 2007     to June 30, 2007(1)
                                     ---------------      -------------     -------------------
Regular Shares
Actual..........................         $1,000             $1,024.60              $2.56
Hypothetical(2).................         $1,000             $1,022.27              $2.56

                                                                               Expenses Paid
                                        Beginning            Ending            During Period
                                      Account Value       Account Value      January 26, 2007
                                  January 26, 2007 (3)    June 30, 2007     to June 30, 2007(1)
                                  --------------------    -------------     -------------------
Institutional Shares
Actual..........................         $1,000             $1,022.10              $1.12
Hypothetical(2).................         $1,000             $1,020.26              $1.12

----------
(1) Expenses are equal to the Fund's annualized expense ratio of 0.51% and 0.26% for Regular and Institutional shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 for Regular shares and 156/365 for Institutional shares to reflect the actual number of days in the half-year period.

(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.

(3)   Inception date.


FINANCIAL STATEMENT JUNE 30, 2007                                             21

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
June 30, 2007 (unaudited)

Approval of Investment Advisory/Administrative Services Agreement

At a meeting held on October 2, 2006, the Board of Trustees (the "Board") of the Trust unanimously approved a new Combined Investment Advisory/Administrative Services Agreement ("Combined Agreement"). The Board determined that the terms of the Combined Agreement will be substantially identical to those of the current advisory and administration agreements of the Funds, noting that the most significant difference in the Combined Agreement is a single fee for both advisory and administrative services. The following is a summary of the factors the Board took into consideration in making its determination to approve the new Combined Agreement.

Nature, Extent and Quality of Services Provided by BBH & Co.

The Board noted that, under the Combined Agreement in respect of each Fund, BBH & Co., subject to the supervision of the Board, will be responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Funds' investment objective and policies. Under the Combined Agreement, BBH & Co. also provides administrative services to each Fund.

The Board considered the scope and quality of services to be provided by BBH & Co. under the Combined Agreement and noted that the scope of services provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example, BBH & Co. is responsible for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Board considered the quality of the investment research and administrative capabilities of BBH & Co. and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services expected to be provided to each of the Funds under the Combined Agreement.

Costs of Services Provided and Profitability to BBH & Co.

At the request of the Board, BBH & Co. provided information concerning the profitability of BBH & Co.'s current investment company advisory and other fees. The Board also reviewed BBH & Co.'s profitability data for each Fund, which also included the effect of revenue generated by the shareholder servicing, administration, custody and other fees paid by the Fund. The Board discussed the difficulty of making comparisons of profitability because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the service provider, the types of funds it manages and administers, its business mix, numerous assumptions regarding allocations and the entity's capital structure and cost of capital. In considering profitability information, the Board considered the effect of fall-out benefits on BBH & Co.'s expenses, as well as the "revenue sharing" arrangements BBH & Co. has entered into with certain entities that distribute shares of the Funds. The Board focused on profitability of BBH & Co.'s relationships with the Funds before taxes and distribution expenses. The Board concluded that it was satisfied that BBH & Co.'s level of profitability from its relationship with each Fund was not excessive.

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
June 30, 2007 (unaudited)

Fall-Out Benefits

The Board considered that BBH & Co. does not allocate the Funds' portfolio transactions for third party research, although it did benefit from proprietary research received from brokers that execute the Funds' purchases and sales of securities. The Board recognized that the aggregate amount of commissions generated by Fund transactions was unlikely to result in the Funds receiving from full service broker dealers substantial discounts on commission rates. The Board received and reviewed information concerning BBH & Co.'s policies with respect to allocating portfolio brokerage.

The Board also considered that BBH & Co. receives shareholder servicing fees from certain funds, and is the Funds' administrator, custodian and securities lending agent. The Board noted that BBH & Co. retained no portion of the 12b-1 fees paid by any Fund that operated with a Rule 12b-1 plan. The Board recognized that BBH & Co.'s profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above.

The Board recognized that most Fund shareholders were also BBH & Co. clients, and that substantial assets are invested in the Funds as a result of an overall investment management program for the shareholder. The Board noted that the Funds also derive reputational and other benefits from their association with BBH & Co. and their use of the BBH & Co. name, which is licensed to the Funds by BBH & Co. Thus, the Board did not believe that BBH & Co. revenues associated with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board noted that the Funds' combined fee schedules, other than the fee schedule for BBH Money Market Fund, do not contain breakpoints. As a result, if assets increase, the fee rates would not be reduced for these Funds on the incremental assets. With respect to the BBH Money Market Fund, the breakpoint will be reviewed every three (3) years by the Board, and may be adjusted upwards to take into account the effects of inflation or such other basis as may be appropriate, subject to the approval of shareholders to the extent required by the 1940 Act.

There may be other economies of scale because many expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH & Co. had priced its services in recognition of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of these services and total expenses for each Fund were fair and reasonable. In addition, the Board noted that over the years BBH & Co. had supported certain Funds through fee waivers and expense reimbursements. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Funds' current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints with respect to the Funds, other than for the BBH Money Market Fund.


FINANCIAL STATEMENT JUNE 30, 2007                                             23

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
June 30, 2007 (unaudited)

Investment Results

The Board considered the investment results of each of the Funds as compared to investment companies with its peers and with one or more selected securities indices. In addition to the information received by the Board for the meeting held on October 2, 2006, the Board received detailed performance information for each Fund at each regular Board meeting during the year. At the meeting held on October 2, 2006, the Board reviewed information showing performance of each Fund compared to its peers over the prior 1-, 3-, and 5- year periods and compared the performance information to one or more securities indices over comparable periods.

Combined Fee Rate

The Board considered the fee rate to be paid by each Fund to BBH & Co. The Board recognized that it is difficult to make comparisons of these fee rates, and the combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

The Board considered the depth and range of services provided under the Combined Agreement. For example, in addition to a continuous investment program, BBH & Co. provides, among other things, officers (including the Funds' Chief Compliance Officer and officers to provide required certifications) and administrative services, such as shareholder communications, and tax compliance, with the attendant costs and exposure to liability. BBH & Co. also coordinates the provision of services to the Funds by nonaffiliated service providers.

The following factors specific to BBH Money Market Fund also were noted and considered by the Board in deciding to approve the Combined Agreement:

The Board reviewed information showing performance of the BBH Money Market Fund compared to other funds in the iMoneyNet (1st Tier Retail) and (1st Tier Institutional). The comparative information showed that the BBH Money Market Fund had outperformed or performed in line with the averages over all relevant periods. The Board also viewed with favor that the total expense ratio was substantially lower than the averages in these categories. The Board also noted that the BBH Money Market Fund had maintained a stable net asset value of one dollar at all times. Taking into account these comparisons and the other factors considered, the Board concluded that the BBH Money Market Fund's investment results over time and expense ratios had been satisfactory.

Conflicts of Interest

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
June 30, 2007 (unaudited)

them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars").

BBH & Co. has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, BBH & Co. monitors a variety of areas, including compliance with account investment guidelines, the inclusion only of securities approved for purchase by the BBH & Co.'s Fixed Income Credit Committee, and compliance with the BBH & Co.'s Code of Ethics. Finally, BBH & Co. has structured the portfolio managers' compensation in a manner, and the Funds have adopted policies and procedures, reasonably designed to safeguard a Fund from being negatively affected as a result of any such potential conflicts.


FINANCIAL STATEMENT JUNE 30, 2007                                             25

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
ADDITIONAL FEDERAL TAX INFORMATION
June 30, 2007 (unaudited)

The amount of qualified interest income (QII) dividends paid by the BBH Money Market Fund (the "Fund") for the year ended June 30, 2007 was $79,407,539.

TRUSTEES AND OFFICERS OF BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
(unaudited)

Information pertaining to the Trustees of the BBH Trust (the "Trust") and executive officers of the Trust is set forth below. Part B to the Registration Statement of the BBH Money Market Fund includes additional information about the Fund's Trustees and is available upon request without charge by contacting the Fund at 1-800-625-5759.

                                         Term of                                                         Number of
                                         Office                                                          Funds in
                                         and                                                             Fund         Other
                         Position(s)     Length                                                          Complex      Directorships
Name, Birth Date         Held with       of Time     Principal Occupation(s)                             Overseen by  Held by
and Address              Trust           Served#     During Past 5 Years                                 Trustee^     Trustee
------------------------------------------------------------------------------------------------------------------------------------
Directors

Joseph V. Shields, Jr.   Chairman of     Since 2007  Managing Director, Chairman and Chief Executive     7            None
Birth Date:              the Board and               Officer of Shields & Company (member of New York
March 17, 1938           Trustee                     Stock Exchange); Chairman of Capital Management
Shields & Company                                    Associates, Inc. (registered investment
140 Broadway                                         adviser); Director of Flower Foods, Inc. (New
New York, NY 10005                                   York Stock Exchange listed company).

Eugene P. Beard          Trustee         Since 2007  Chairman & CEO of Westport Asset Fund, Inc.         7            Director of
Birth Date:                                                                                                           Old Westbury
March 17, 1935                                                                                                        Funds (7
800 Connecticut Ave.                                                                                                  Funds)
3 East
Norwalk, CT 06854

David P. Feldman         Trustee         Since 2007  Director of Jeffrey Co. (1992 to present).          7            Director of
Birth Date:                                                                                                           Dreyfus Mutual
November 16, 1939                                                                                                     Funds (59
c/o BBH & Co.                                                                                                         Funds)
140 Broadway,
16th Floor
New York, NY 10005

Alan G. Lowy             Trustee         Since 2007  Private Investor.                                   7            None
Birth Date:
April 17, 1939
4111 Clear Valley Drive
Encino, CA 91436

Arthur D. Miltenberger   Trustee         Since 2007  Retired; Trustee, R.K. Mellon Family Trust (1981    7            None
Birth Date:                                          to June 2003); General Partner, Mellon Family
November 8, 1938                                     Investment Company IV, V and VI (1983 to 2002);
503 Darlington Road                                  Director of Aerostructures Corporation (aircraft
Ligonier, PA 15658                                   manufacturer) (1996 to July 2003).


FINANCIAL STATEMENT JUNE 30, 2007                                             27

TRUSTEES AND OFFICERS OF BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
(unaudited)

                                         Term of                                                         Number of
                                         Office                                                          Funds in
                                         and                                                             Fund         Other
                         Position(s)     Length                                                          Complex      Directorships
Namee, Birth Date        Held with       of Time     Principal Occupation(s)                             Overseen by  Held by
and Address              Trust           Served#     During Past 5 Years                                 Trustee^     Trustee
------------------------------------------------------------------------------------------------------------------------------------
Samuel F. Pryor, IV      Trustee         Since 2007  Private Investor.                                   7            None
Birth Date:
June 12, 1955
130 East 67th Street
New York, NY 10021

H. Whitney Wagner        Trustee         Since 2007  President, Clear Brook Advisors, a registered       7            None
Birth Date:                                          investment advisor.
March 3, 1956
Clear Brook Advisors
75 Rockefeller Plaza,
14th Floor
New York, NY 10019

Officers

John A. Nielsen          President and   Since 2007  President and Principal Executive Officer of the    N/A          N/A
Birth Date:              Principal                   Trust; He joined Brown Brothers Harriman & Co.
July 15, 1943            Executive                   ("BBH & Co.") in 1968 and has been a Partner of
140 Broadway             Officer                     the firm since 1987.
New York, NY 10005

Charles H. Schreiber     Treasurer,      Since 2007  Treasurer, Principal Financial Officer and          N/A          N/A
Birth Date:              Principal                   Anti-Money Laundering Officer of the Trust;
December 10, 1957        Financial                   Senior Vice President of BBH & Co. since
140 Broadway             Officer,                    September 2001; Joined BBH & Co. in 1999.
New York, NY 10005       Anti-Money
                         Laundering
                         Officer

Mark Nixon               Assistant       Since 2007  Assistant Secretary and Assistant Treasurer of      N/A          N/A
Birth Date:              Secretary and               the Trust, Vice President of BBH & Co. (since
January 14, 1963         Assistant                   October 2006), Accounting Manager, Reserve Funds
140 Broadway             Treasurer                   (August 2005-September 2006) Assistant
New York, NY 10005                                   Controller, Reserve Funds (February 2005-August
                                                     2005), Private Consultant (December
                                                     2001-February 2005).

TRUSTEES AND OFFICERS OF BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
(unaudited)

                                         Term of                                                         Number of
                                         Office                                                          Funds in
                                         and                                                             Fund         Other
                         Position(s)     Length                                                          Complex      Directorships
Namee, Birth Date        Held with       of Time     Principal Occupation(s)                             Overseen by  Held by
and Address              Trust           Served#     During Past 5 Years                                 Trustee^     Trustee
------------------------------------------------------------------------------------------------------------------------------------
Michael F. Hogan         Chief           Since 2007  Chief Compliance Officer of the Trust; Senior       N/A          N/A
Birth Date:              Compliance                  Vice President of BBH & Co. since September
January 26, 1963         Officer                     1994; Joined BBH & Co. in 1985.
50 Milk Street
Boston, MA 02109

Gail C. Jones            Secretary       Since 2007  Secretary of the Trust; Counsel, ReedSmith, LLP     N/A          N/A
Birth Date:                                          (since October 2002); Corporate Counsel (January
October 26, 1953                                     1997 to September 2002) and Vice President
1001 Liberty Avenue                                  (January 1999 to September 2002) of Federated
Pittsburgh, PA                                       Services Company.
15222-3779

Judith J. Mackin         Vice President  Since 2007  Vice President of the Trust; Vice President         N/A          N/A
Birth Date:                                          (since November 1997) of Federated Services
May 30, 1960                                         Company.
1001 Liberty Avenue,
Pittsburgh, PA
15222-3779

John C. Smith            Assistant       Since 2007  Assistant Treasurer of the Trust; Vice President    N/A          N/A
Birth Date:              Treasurer                   (since September 2004); Assistant Vice President
August 2, 1965                                       (since September 2001); Associate (September
50 Milk Street                                       2000 to August 2001); and Senior Analyst (June
Boston, MA 02109                                     1999 to August 2000) of BBH & Co.

----------
# Each Trustee of the Trust holds office until he or she attains the age of 70 (72, in the case of Trustees who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Trust's Declaration of Trust. All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust's By-laws). Each Trustee previously served on the Board of Trustees of the Predecessor BBH Money Market Fund.

^ The Fund Complex consists of the Trust, which has seven series and are each counted as one "fund" for purposes of this table.


FINANCIAL STATEMENT JUNE 30, 2007                                             29

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:

By telephone:                                   Call 1-800-575-1265
By E-mail send your request to:                 bbhfunds@bbh.com
On the internet:                                www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The BBH U.S. Money Market Portfolio files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings Information."

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                    BROWN [LOGO]
                                    BROTHERS
                                    HARRIMAN

                                         BROWN [LOGO]
                                         BROTHERS
                                         HARRIMAN

--------------------------------------------------------------------------------
                                  Annual Report
                                  JUNE 30, 2007
--------------------------------------------------------------------------------


                           BBH TAX EXEMPT MONEY FUND

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of the BBH Trust and Shareholders of BBH Tax Exempt Money Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BBH Tax Exempt Money Fund (a series of BBH Trust) (the "Fund") as of June 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH Tax Exempt Money Fund as of June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
August 20, 2007

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
June 30, 2007

BREAKDOWN BY BOND TYPE

                                                                      Percent of
                                                     U.S. $ Value     Net Assets
                                                     ------------     ----------
Certificate of Participation ..................      $  2,100,000         0.6%
Education .....................................        38,141,750        11.6
General Obligations ...........................        90,102,883        27.5
Health Care ...................................        23,880,000         7.3
Industrial ....................................        35,805,000        10.9
Miscellaneous .................................        22,960,000         7.0
Transportation ................................        33,494,247        10.2
Utilities .....................................        19,809,197         6.0
Water/Sewer ...................................        21,592,458         6.6
Commercial Paper ..............................        45,200,000        13.8
Liabilities In Excess of Other Assets .........        (4,849,197)       (1.5)
                                                     ------------       -----
Net Assets ....................................      $328,236,338       100.0%
                                                     ============       =====

TOP FIVE HOLDINGS BY STATE

                                                                      Percent of
                                                     U.S. $ Value     Net Assets
                                                     ------------     ----------
New York ......................................      $ 51,520,000        15.7%
Texas .........................................        45,264,768        13.8
Massachusetts .................................        32,545,000         9.9
Minnesota .....................................        16,798,168         5.1
Pennsylvania ..................................        13,771,652         4.2
Other States ..................................       173,185,947        52.8
Liabilities In Excess of Other Assets .........        (4,849,197)       (1.5)
                                                     ------------       -----
Net Assets ....................................      $328,236,338       100.0%
                                                     ============       =====

All data as of June 30, 2007. The Fund's breakdown by bond type and top five holdings by state are expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT JUNE 30, 2007                                              3

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2007

 Principal                                                           Maturity     Interest
  Amount                                                               Date         Rate          Value
-----------                                                          --------     --------    ------------
              MUNICIPAL BONDS (87.7%)
              CERTIFICATE OF PARTICIPATION (0.6%)
$ 2,100,000   Denver, Colorado, City & County(1)...............      07/04/07       3.770%    $  2,100,000
                                                                                              ------------

              EDUCATION (11.6%)
  1,017,000   Chicago Board of Education(1)....................      07/02/07       3.900        1,017,000
  2,000,000   Clark County, Nevada, School District(1).........      07/02/07       3.930        2,000,000
  5,100,000   Massachusetts State Development
                 Finance Agency, Boston University
                 Revenue(1)....................................      07/02/07       3.900        5,100,000
  3,000,000   Massachusetts State Health &
                 Educational Facilities Authority(1)...........      07/02/07       3.780        3,000,000
  1,770,000   Massachusetts State Health &
                 Educational Facilities Authority(1)...........      07/02/07       3.840        1,770,000
  3,350,000   Mesquite, Texas School District..................      08/15/08       4.700        3,354,750
  2,000,000   Missouri State Health & Educational
                 Facilities Authority(1).......................      07/02/07       3.740        2,000,000
  2,800,000   New Hampshire Health & Education
                 Facilities Authority(1).......................      07/04/07       3.680        2,800,000
  2,300,000   New Jersey State Educational
                 Facilities Authority(1).......................      07/02/07       3.800        2,300,000
  1,000,000   Ohio State University(1).........................      07/05/07       3.550        1,000,000
    500,000   Ohio State University(1).........................      07/05/07       3.730          500,000
  3,000,000   Ohio State University(1).........................      07/05/07       3.730        3,000,000
  5,000,000   Rutgers State University(1)......................      07/02/07       3.700        5,000,000
  2,500,000   University of Missouri(1)........................      07/02/07       3.860        2,500,000
  1,800,000   University of Pittsburgh(1)......................      07/04/07       3.700        1,800,000
  1,000,000   University of Texas..............................      07/01/07       5.000        1,000,000
                                                                                              ------------
              Total Education..................................                                 38,141,750
                                                                                              ------------

              GENERAL OBLIGATIONS (27.5%)
  1,925,000   Alaska State.....................................      07/15/07       5.000        1,926,019
  1,600,000   Baltimore County, Maryland.......................      09/01/07       5.000        1,603,477
  2,000,000   California State(1)..............................      07/02/07       3.800        2,000,000
  1,000,000   Delaware State...................................      07/01/07       5.250        1,000,000
  5,000,000   Denver, Colorado, City & County..................      08/01/07       5.625        5,008,370

   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2007

 Principal                                                           Maturity     Interest
  Amount                                                               Date         Rate          Value
-----------                                                          --------     --------    ------------
              MUNICIPAL BONDS (continued)
              GENERAL OBLIGATIONS (continued)
$ 2,385,000   District of Columbia(1)..........................      07/04/07       3.730%    $  2,385,000
  1,730,000   Fairfax County, Virginia.........................      10/01/07       5.000        1,736,376
  1,000,000   Fairfax County, Virginia.........................      06/01/08       4.250        1,004,434
  1,800,000   Georgia State....................................      11/01/07       4.000        1,801,845
  1,545,000   Harris County, Texas.............................      10/01/07       4.000        1,546,812
  2,000,000   Illinois State...................................      07/01/07       5.000        2,000,000
  1,430,000   Jefferson County, Alabama(1).....................      07/02/07       3.880        1,430,000
  5,000,000   Maryland State...................................      07/15/07       5.000        5,002,587
  3,100,000   Massachusetts State(1)...........................      07/02/07       3.900        3,100,000
  4,900,000   Massachusetts State(1)...........................      07/02/07       3.900        4,900,000
  2,625,000   Massachusetts State(1)...........................      07/05/07       3.710        2,625,000
  1,000,000   Metropolitan Council, Minneapolis................      03/01/08       5.000        1,008,998
  2,000,000   Minneapolis, Minnesota(1)........................      07/05/07       3.580        2,000,000
    620,000   Minneapolis, Minnesota(1)........................      07/05/07       3.580          620,000
  9,200,000   Minneapolis, Minnesota(1)........................      07/05/07       3.580        9,200,000
  1,615,000   Minneapolis, Minnesota...........................      12/01/07       4.000        1,616,550
  2,350,000   Minnesota State..................................      08/01/07       5.000        2,352,621
  1,475,000   Montgomery County, Maryland......................      05/01/08       5.000        1,489,916
  1,000,000   New York, New York(1)............................      07/02/07       3.740        1,000,000
  1,300,000   New York, New York(1)............................      07/02/07       3.740        1,300,000
    300,000   New York, New York(1)............................      07/02/07       3.740          300,000
  1,200,000   New York, New York(1)............................      07/02/07       3.740        1,200,000
  1,600,000   New York, New York(1)............................      07/02/07       3.870        1,600,000
  2,700,000   New York, New York(1)............................      07/02/07       3.870        2,700,000
    600,000   New York, New York(1)............................      07/02/07       3.880          600,000
    900,000   New York, New York(1)............................      07/02/07       3.900          900,000
  1,555,000   Seattle, Washington..............................      10/01/07       4.000        1,556,101
  1,830,000   South Carolina State.............................      07/01/07       4.000        1,830,000
  8,700,000   Texas State......................................      08/31/07       4.500        8,713,207
  1,000,000   Utah State.......................................      07/01/07       5.500        1,000,000
  5,000,000   Utah State.......................................      07/01/08       4.000        5,012,050
    950,000   Vermont State....................................      03/01/08       5.000          958,628
  4,030,000   Washington Suburban Sanitation
                 District......................................      06/01/08       5.000        4,074,892
                                                                                              ------------
              Total General Obligations........................                                 90,102,883
                                                                                              ------------

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT JUNE 30, 2007                                              5

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2007

 Principal                                                           Maturity     Interest
  Amount                                                               Date         Rate          Value
-----------                                                          --------     --------    ------------
              MUNICIPAL BONDS (continued)
              HEALTH CARE (7.3%)
$ 2,000,000   New York State Dormitory Authority
                 Revenue(1)....................................      07/05/07       3.680%    $  2,000,000
  8,000,000   New York State Dormitory Authority
                 Revenue(1)....................................      07/05/07       3.700        8,000,000
  2,580,000   Oklahoma State Industries Authority,
                 Hospital Revenue(1)...........................      07/02/07       3.860        2,580,000
  2,500,000   Ross County, Ohio(1).............................      07/02/07       3.900        2,500,000
  4,900,000   Royal Oak, Michigan, Hospital Finance
                 Authority(1)..................................      07/02/07       3.920        4,900,000
  3,900,000   Washington State Health Care Facilities
                 Authority(1)..................................      07/02/07       3.950        3,900,000
                                                                                              ------------
              Total Health Care................................                                 23,880,000
                                                                                              ------------

              INDUSTRIAL (10.9%)
  1,000,000   California Pollution Control Financing
                 Authority(1)..................................      07/02/07       3.900        1,000,000
  1,100,000   California Statewide Communities
                 Development Authority, Pollution
                 Control Revenue(1)............................      07/02/07       3.800        1,100,000
  1,200,000   Columbia, Alabama, Pollution Control
                 Revenue(1)....................................      07/02/07       3.900        1,200,000
    600,000   Delaware County, Pennsylvania,
                 Industrial Development Authority(1)...........      07/04/07       3.700          600,000
  1,000,000   East Baton Rouge, Parish Louisiana,
                 Pollution Control Revenue(1)..................      07/02/07       3.910        1,000,000
  7,600,000   Gulf Coast Waste Disposal Authority,
                 Texas(1)......................................      07/02/07       3.910        7,600,000
  2,400,000   Harris County, Texas, Pollution Control
                 Revenue(1)....................................      07/02/07       3.900        2,400,000
  2,300,000   Harris County, Texas, Pollution Control
                 Revenue(1)....................................      07/02/07       3.910        2,300,000
  1,000,000   Hurley, New Mexico, Pollution Control
                 Revenue(1)....................................      07/02/07       3.920        1,000,000
  5,000,000   Jackson County, Mississippi, Port
                 Facility Revenue(1)...........................      07/02/07       3.900        5,000,000

   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2007

 Principal                                                           Maturity     Interest
  Amount                                                               Date         Rate          Value
-----------                                                          --------     --------    ------------
              MUNICIPAL BONDS (continued)
              INDUSTRIAL (continued)
$ 3,805,000   Kemmerer, Wyoming, Pollution Control
                 Revenue(1)....................................      07/02/07       3.910%    $  3,805,000
    500,000   Lincoln County, Wyoming, Pollution
                 Control Revenue(1)............................      07/02/07       3.820          500,000
  2,400,000   Lincoln County, Wyoming, Pollution
                 Control Revenue(1)............................      07/02/07       3.910        2,400,000
    800,000   Midlothian, Texas, Pollution Control
                 Revenue(1)....................................      07/04/07       3.720          800,000
  2,000,000   MT Vernon Industries Pollution Control &
                 Solid Waste Disposal Revenue(1)...............      07/02/07       3.840        2,000,000
  1,800,000   Sweetwater County, Wyoming,
                 Pollution Control Revenue(1)..................      07/02/07       3.900        1,800,000
  1,300,000   Valdez, Alaska, Marine Terminal
                 Revenue(1)....................................      07/02/07       3.850        1,300,000
                                                                                              ------------
              Total Industrial.................................                                 35,805,000
                                                                                              ------------

              MISCELLANEOUS (7.0%)
  3,125,000   Alaska State Housing Finance Corp.
                 Revenue(1)....................................      07/05/07       3.700        3,125,000
  1,365,000   Clayton County, Georgia, Housing
                 Authority(1)..................................      07/04/07       3.770        1,365,000
  1,300,000   Colorado Housing & Finance Authority(1)..........      07/04/07       3.730        1,300,000
  2,800,000   Illinois Finance Authority(1)....................      07/02/07       3.860        2,800,000
    300,000   New York, New York, City Transitional
                 Finance Authority(1)..........................      07/02/07       3.840          300,000
    200,000   New York, New York, City Transitional
                 Finance Authority(1)..........................      07/02/07       3.850          200,000
  2,000,000   New York, New York, City Transitional
                 Finance Authority(1)..........................      07/02/07       3.850        2,000,000
  2,170,000   New York, New York, City Transitional
                 Finance Authority(1)..........................      07/04/07       3.680        2,170,000
  1,000,000   New York, New York, City Transitional
                 Finance Authority(1)..........................      07/04/07       3.680        1,000,000
  1,200,000   New York, New York, City Transitional
                 Finance Authority(1)..........................      07/04/07       3.680        1,200,000

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT JUNE 30, 2007                                              7

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2007

 Principal                                                           Maturity     Interest
  Amount                                                               Date         Rate          Value
-----------                                                          --------     --------    ------------
              MUNICIPAL BONDS (continued)
              MISCELLANEOUS (continued)
$   900,000   New York State Local Government
                 Assistance Corp.(1)...........................      07/04/07       3.700%    $    900,000
  3,500,000   New York State Local Government
                 Assistance Corp.(1)...........................      07/04/07       3.760        3,500,000
  2,300,000   Oklahoma State Capital Improvement
                 Authority(1)..................................      07/02/07       3.900        2,300,000
    800,000   Will County, Illinois, Exempt Facilities
                 Revenue(1)....................................      07/02/07       3.960          800,000
                                                                                              ------------
              Total Miscellaneous..............................                                 22,960,000
                                                                                              ------------

              TRANSPORTATION (10.2%)
  5,000,000   Alabama State Federal Highway Finance
                 Authority.....................................      03/01/08       5.000        5,045,716
    800,000   Joliet, Illinois, Regional Port District(1)......      07/02/07       3.910          800,000
    200,000   Kansas State Department of
                 Transportation & Highway Revenue(1)...........      07/02/07       3.940          200,000
  3,200,000   Kansas State Department of
                 Transportation & Highway Revenue(1)...........      07/02/07       3.940        3,200,000
  1,100,000   Los Angeles, California, Department of
                 Airports Revenue(1)...........................      07/02/07       3.850        1,100,000
  3,200,000   Metropolitan Transportation Authority,
                 New York, Revenue(1)..........................      07/05/07       3.620        3,200,000
  3,000,000   Metropolitan Transportation Authority,
                 New York, Revenue(1)..........................      07/02/07       3.850        3,000,000
  2,000,000   Metropolitan Transportation Authority,
                 New York, Revenue(1)..........................      07/02/07       3.920        2,000,000
  4,955,000   Nevada State.....................................      12/01/07       5.000        4,983,531
  1,965,000   Pennsylvania Turnpike Commission(1)..............      07/02/07       3.780        1,965,000
  7,000,000   Pennsylvania Turnpike Commission(1)..............      07/05/07       3.710        7,000,000
  1,000,000   Port of Port Arthur Navigation District(1).......      07/02/07       3.900        1,000,000
                                                                                              ------------
              Total Transportation.............................                                 33,494,247
                                                                                              ------------

              UTILITIES (6.0%)
  1,095,000   City of Tacoma, Washington.......................      01/01/08       4.000        1,097,035
  2,250,000   Houston, Texas, Utility System Revenue(1)........      07/04/07       3.770        2,250,000

   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2007

 Principal                                                           Maturity     Interest
  Amount                                                               Date         Rate          Value
-----------                                                          --------     --------    ------------
              MUNICIPAL BONDS (continued)
              UTILITIES (continued)
$ 6,350,000   Long Island Power Authority New York,
                 Electric System(1)............................      07/02/07       3.810%    $  6,350,000
  2,300,000   Memphis, Tennessee, Electric System
                 Revenue.......................................      12/01/07       5.000        2,312,162
  3,600,000   Municipal Electric Authority of Georgia(1).......      07/04/07       3.660        3,600,000
  2,000,000   New York State Energy Research &
                 Development Authority(1)......................      07/04/07       3.690        2,000,000
    900,000   Piedmont Municipal Power Agency
                 Electric Revenue(1)...........................      07/04/07       3.730          900,000
  1,300,000   Washington State Public Power Supply
                 System(1).....................................      07/04/07       3.700        1,300,000
                                                                                              ------------
              Total Utilities..................................                                 19,809,197
                                                                                              ------------

              WATER/SEWER (6.6%)
  2,440,000   Arizona Water Infrastructure Finance
                 Authority Revenue.............................      10/01/07       5.000        2,447,701
  1,300,000   Boston, Massachusetts, Water & Sewer
                 Commission(1).................................      07/05/07       3.680        1,300,000
  1,800,000   California State Department of Water
                 Resources(1)..................................      07/04/07       3.710        1,800,000
  1,100,000   Denver, Colorado, City & County, Board
                 of Water Commission...........................      09/01/07       5.000        1,102,542
  3,500,000   Durham, North Carolina, Water & Sewer
                 Revenue(1)....................................      07/04/07       3.730        3,500,000
    200,000   Irvine Ranch, California, Water District(1)......      07/02/07       3.830          200,000
  1,285,000   Jackson County Water & Sewer
                 Authority.....................................      09/01/07       4.000        1,285,563
    900,000   Massachusetts State Water Resources
                 Authority(1)..................................      07/04/07       3.680          900,000
  1,550,000   Massachusetts State Water Resources
                 Authority(1)..................................      07/04/07       3.750        1,550,000
  4,100,000   New York, New York, City Municipal
                 Water Finance Authority(1)....................      07/02/07       3.810        4,100,000
  1,000,000   Ohio State Solid Waste Revenue(1)................      07/02/07       3.950        1,000,000

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT JUNE 30, 2007                                              9

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2007

 Principal                                                           Maturity     Interest
  Amount                                                               Date         Rate          Value
-----------                                                          --------     --------    ------------
              MUNICIPAL BONDS (continued)
              WATER/SEWER (continued)
$ 2,405,000   Pittsburgh, Pennsylvania, Water &
                 Sewer Authority...............................      09/01/07       4.000%    $  2,406,652
                                                                                              ------------
              Total Water/Sewer................................                                 21,592,458
                                                                                              ------------
              Total Municipal Bonds............................                                287,885,535
                                                                                              ------------

              COMMERCIAL PAPER (13.8%)
  1,500,000   Board of Government, University of
                 North Carolina................................      08/09/07       3.680        1,500,000
  1,800,000   Board of Regent Texas............................      08/09/07       3.740        1,800,000
 12,000,000   City & County of Honolulu, Hawaii................      08/09/07       3.700       12,000,000
  1,100,000   Johns Hopkins University.........................      08/07/07       3.760        1,100,000
  2,000,000   Massachusetts State Health &
                 Educational Facilities Authority..............      07/05/07       3.740        2,000,000
  3,000,000   Massachusetts State Health &
                 Educational Facilities Authority..............      09/04/07       3.730        3,000,000
  3,300,000   Massachusetts Water Resources
                 Authority.....................................      08/08/07       3.760        3,300,000
  6,000,000   Palm Beach County School District................      07/19/07       3.750        6,000,000
  2,000,000   Private College & University Authority...........      08/08/07       3.700        2,000,000
  2,500,000   Texas Public Finance.............................      08/09/07       3.740        2,500,000
  7,000,000   University of Texas..............................      08/08/07       3.750        7,000,000
  3,000,000   University of Texas..............................      08/09/07       3.750        3,000,000
                                                                                              ------------
              Total Commercial Paper...........................                                 45,200,000
                                                                                              ------------

TOTAL INVESTMENTS, AT AMORTIZED COST.........................................     101.5%      $333,085,535
LIABILITIES IN EXCESS OF OTHER ASSETS........................................      (1.5)        (4,849,197)
                                                                                  -----       ------------
NET ASSETS...................................................................     100.0%      $328,236,338
                                                                                  =====       ============

----------
(1) Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the June 30, 2007 coupon or interest rate.

   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2007

ASSETS:
   Investments, at amortized cost...............................    $333,085,535
   Cash.........................................................         820,233
   Interest receivable..........................................       2,224,639
                                                                    ------------
      Total Assets..............................................     336,130,407
                                                                    ------------

LIABILITIES:
   Payables for:
      Investments purchased.....................................       7,636,366
      Shareholder servicing fees................................          67,843
      Dividends declared........................................          53,627
      Investment advisory fees..................................          42,187
      Professional fees.........................................          38,281
      Administrative fees.......................................          28,125
      Custody and accounting fees...............................           8,968
      Board of Trustees' fees...................................             527
   Accrued expenses and other liabilities.......................          18,145
                                                                    ------------
      Total Liabilities.........................................       7,894,069
                                                                    ------------
NET ASSETS, for 328,233,210 fund shares outstanding.............    $328,236,338
                                                                    ============
Net Assets Consist of:
      Paid-in capital...........................................    $328,236,338
                                                                    ------------
Net Assets......................................................    $328,236,338
                                                                    ============

NET ASSET VALUE AND OFFERING PRICE PER SHARE....................           $1.00
                                                                           =====

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT JUNE 30, 2007                                             11

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the year ended June 30, 2007

NET INVESTMENT INCOME:
   Income:
      Investment income........................................     $15,028,269
                                                                    -----------
   Expenses:
      Shareholder servicing fees...............................       1,055,033
      Investment advisory fees.................................         633,020
      Administrative fees......................................         422,013
      Registration fees........................................         208,157
      Custody and accounting fees..............................          61,179
      Professional fees........................................          53,367
      Board of Trustees' fees..................................          47,507
      Miscellaneous expenses...................................          25,036
                                                                    -----------
        Total Expenses.........................................       2,505,312
        Expense offset arrangement.............................         (41,729)
                                                                    -----------
        Net Expenses...........................................       2,463,583
                                                                    -----------
   Net Investment Income.......................................     $12,564,686
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                    For the years ended June 30,
                                                                   ------------------------------
                                                                        2007            2006
                                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
   From Operations:
      Net investment income....................................    $  12,564,686    $  11,092,429
   Dividends declared from net investment income...............      (12,562,787)     (11,095,940)
                                                                   -------------    -------------
      Net increase (decrease) in net
        assets from operations.................................            1,899           (3,511)
                                                                   -------------    -------------
   From Fund Share (Principal) Transactions at Net Asset
      Value of $1.00 per share:
        Fund shares sold.......................................      353,300,401      544,563,550
        Fund shares issued in reinvestment of dividends........        6,378,787        5,793,650
        Fund shares repurchased................................     (524,604,107)    (494,840,334)
                                                                   -------------    -------------
           Net increase (decrease) in net assets resulting
           from fund share transactions........................     (164,924,919)      55,516,866
                                                                   -------------    -------------
           Total increase (decrease) in net assets.............     (164,923,020)      55,513,355

NET ASSETS:
   Beginning of year...........................................      493,159,358      437,646,003
                                                                   -------------    -------------
   End of year ................................................    $ 328,236,338    $ 493,159,358
                                                                   =============    =============

   The accompanying notes are an integral part of these financial statements.


FINANCIAL STATEMENT JUNE 30, 2007                                             13

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each year

                                                                           For the years ended June 30,
                                                      -----------------------------------------------------------------------
                                                       2007          2006             2005             2004             2003
                                                      ------        ------           ------           ------           ------
Net asset value, beginning of year .............      $ 1.00        $ 1.00           $ 1.00           $ 1.00           $ 1.00
Income from investment operations:
   Net investment income .......................        0.03          0.02             0.01             0.00(1)          0.01
Dividends to shareholders from net
   investment income ...........................       (0.03)        (0.02)           (0.01)           (0.00)(1)        (0.01)
                                                      ------        ------           ------           ------           ------
Net asset value, end of year ...................      $ 1.00        $ 1.00           $ 1.00           $ 1.00           $ 1.00
                                                      ======        ======           ======           ======           ======
Total return ...................................        3.03%         2.31%            1.15%            0.42%            0.72%
Ratios/Supplemental data:
   Net assets, end of year
      (in millions) ............................        $328          $493             $438             $453             $465
   Net expenses paid by Fund ...................        0.58%         0.56%            0.56%            0.55%            0.56%
   Expense offset arrangement.. ................        0.01%         0.00%(2)         0.00%(2)         0.00%(2)         0.01%
                                                      ------        ------           ------           ------           ------
      Total expenses ...........................        0.59%         0.56%            0.56%            0.55%            0.57%
                                                      ======        ======           ======           ======           ======
   Ratio of net investment income to
      average net assets .......................        2.98%         2.31%            1.15%            0.42%            0.72%

----------
(1)   Less than $0.01 per share.

(2)   Less than 0.01%.

   The accompanying notes are an integral part of these financial statements.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 2007

1. Organization and Significant Accounting Policies. BBH Tax Exempt Money Fund (the "Fund") is a separate, diversified series of BBH Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983 and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on February 22, 1999. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which may issue a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund without a par value. At June 30, 2007, there were seven series of the Trust.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

      A. Valuation of Investments. The Fund values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

      B. Investment Transactions and Income. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligation may be affected by economic developments in a specific state or municipality. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund, accrued ratably to the date of maturity.

      C. Federal Income Taxes. Each series of the Trust is treated as a separate entity for federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. At June 30, 2007, the cost of investments for federal income tax purposes was equal to the amortized cost of investments for financial statement purposes.

      D. Dividends and Distributions to Shareholders. Dividends from net investment income are declared daily and paid monthly to shareholders. The Fund declared dividends in the amounts of $12,562,787 and $11,095,940 for the years ended June 30, 2007 and
            June 30, 2006, respectively. The tax character of the dividends declared in both years was 100% tax exempt income.


FINANCIAL STATEMENT JUNE 30, 2007                                             15

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2007

      E. Accounting Developments. In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. While not expected to have a material impact on the Fund's financial statements, management will be evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.

            In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implication of SFAS 157. At this time its impact on the Fund's financial statements has not yet been determined.

2.    Transactions with Affiliates.

      Advisory  and  Administrative  Fees.  Effective  June  12,  2007,  under a combined Investment Advisory and Administrative Services Agreement ("Agreement") with the Trust, Brown Brothers Harriman & Co. ("BBH") provides investment advice, portfolio management and administrative services to the Fund. BBH receives a combined fee from the Fund for advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.25% of the fund's daily net assets. Prior to June 12, 2007, under a separate agreement that covered only advisory fees, BBH received a fee from the Fund calculated daily and paid monthly at an annual rate of 0.15% of the Fund's average daily assets and Brown Brothers Harriman Trust Company, LLC ("BBHTC") the Fund's administrator, under a separate agreement that covered only administrative services, received a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Fund's average daily net assets. BBH has a sub-administration services agreement with Federated Services Company ("FSC") for which FSC receives compensation paid by BBH. For the year ended June 30, 2007, the Fund incurred $1,055,033 for advisory and administrative services.

      Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.25% of the Fund's average daily net assets. For the year ended June 30, 2007, the Fund incurred $1,055,033 for shareholder servicing services.

      Custody and Accounting Fees. BBH acts as a custodian and receives a custody and accounting fee from the Fund calculated daily and paid monthly. The custody fee is a transaction based fee with an annual minimum of $20,000, and the accounting fee is calculated at 0.01% per annum on the first $1 billion of net assets and 0.005% per annum on all net assets over $1 billion. For the year ended

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2007

      June 30, 2007, the Fund incurred $61,179 for custody and accounting services. These fees were reduced by $41,729 as a result of an expense offset arrangement with the Fund's custodian. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement the Fund will be charged interest based on LIBOR on the day of overdraft plus one percent. The total interest paid by the Fund for the year ended June 30, 2007 was $3,185.

      Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended June 30, 2007, the Fund incurred $47,507 for Trustees' fees.


FINANCIAL STATEMENT JUNE 30, 2007                                             17

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
SUPPLEMENTAL PROXY INFORMATION
June 30, 2007 (unaudited)

Supplemental Proxy Information. A Special Meeting of Trust shareholders was held on May 23, 2007. On April 5, 2007, the record date for shareholders voting at the meeting, there were 2,556,036,213 total outstanding shares.

The following items were considered by Fund shareholders and the results of their voting are listed below. Unless otherwise noted, each matter was approved.

Proposals:

(1)   To elect two Trustees of the Funds;

Samuel F. Pryor IV

   Shares voted affirmatively..............      2,553,191,186
   Shares voted negatively.................          1,105,147
   Shares abstaining.......................            705,862

H. Whitney Wagner

   Shares voted affirmatively..............      2,553,191,186
   Shares voted negatively.................          1,105,147
   Shares abstaining.......................            705,862

(2) To approve a new combined investment advisory and administrative services agreement for the Funds with the current investment adviser of the Fund;

   Shares voted affirmatively..............        366,174,599
   Shares voted negatively.................            867,569
   Shares abstaining.......................             47,289

(3) To approve changes to the Fund's fundamental investment policies in order to modernize their investment restrictions and increase their investment flexibility:

      (a)   To  amend  the  Fund's   fundamental   investment  policy  regarding
            diversification;

      Shares voted affirmatively...........        366,174,599
      Shares voted negatively..............            867,569
      Shares abstaining....................             47,289

      (b)   To  amend  the  Fund's   fundamental   investment  policy  regarding
            concentration;

      Shares voted affirmatively...........        366,174,599
      Shares voted negatively..............            867,569
      Shares abstaining....................             47,289

      (c)   To  amend  the  Fund's   fundamental   investment  policy  regarding
            underwriting;

      Shares voted affirmatively...........        366,080,525
      Shares voted negatively..............            867,569
      Shares abstaining....................            141,363

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
SUPPLEMENTAL PROXY INFORMATION (continued)
June 30, 2007 (unaudited)

      (d)   To  amend  the  Fund's   fundamental   investment  policy  regarding
            investing in commodities;

      Shares voted affirmatively...........        366,080,525
      Shares voted negatively..............            867,569
      Shares abstaining....................            141,363

      (e)   To  amend  the  Fund's   fundamental   investment  policy  regarding
            investing in real estate;

      Shares voted affirmatively...........        366,174,599
      Shares voted negatively..............            867,569
      Shares abstaining....................             47,289

      (f)   To  amend  the  Fund's   fundamental   investment  policy  regarding
            borrowing money and issuing senior securities;

      Shares voted affirmatively...........        366,174,599
      Shares voted negatively..............            867,569
      Shares abstaining....................             47,289

      (g)   To amend the Fund's fundamental investment policy regarding lending;

      Shares voted affirmatively...........        366,174,599
      Shares voted negatively..............            867,569
      Shares abstaining....................             47,289

      (h) To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding selling short;

      Shares voted affirmatively...........        366,174,599
      Shares voted negatively..............            867,569
      Shares abstaining....................             47,289

      (i) To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding illiquid securities;

      Shares voted affirmatively...........        366,080,525
      Shares voted negatively..............            867,569
      Shares abstaining....................            141,363

      (j)   To  amend,  and to  make  non-fundamental,  the  Fund's  fundamental
            investment  policy  regarding   investing  in  securities  of  other
            investment companies;

      Shares voted affirmatively...........        366,080,525
      Shares voted negatively..............            867,569
      Shares abstaining....................            141,363


FINANCIAL STATEMENT JUNE 30, 2007                                             19

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
SUPPLEMENTAL PROXY INFORMATION (continued)
June 30, 2007 (unaudited)

      (k) To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding purchases on margin;

      Shares voted affirmatively...........        366,174,599
      Shares voted negatively..............            867,569
      Shares abstaining....................             47,289

(4) To approve the proposed Reorganization Agreement, pursuant to which each series of BBH Trust would be reorganized as separate series of BBH Trust, (the "New BBH Trust"), a newly formed Delaware statutory trust.

   Shares voted affirmatively..............        366,174,599
   Shares voted negatively.................            867,569
   Shares abstaining.......................             47,289

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
June 30, 2007 (unaudited)

EXAMPLE

As a shareholder of BBH Tax Exempt Money Fund (the "Fund"), you may incur two types of costs:

(1) transaction costs on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                             Expenses Paid
                                      Beginning            Ending            During Period
                                    Account Value       Account Value       January 1, 2007
                                   January 1, 2007      June 30, 2007     to June 30, 2007(1)
                                   --------------       -------------     -------------------
Actual......................           $1,000             $1,015.10              $2.90
Hypothetical(2).............           $1,000             $1,021.92              $2.91

----------
(1) Expenses are equal to the Fund's annualized expense ratio of 0.58%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation, the applicable annualized expense ratio is subtracted from the assumed return before expenses.


FINANCIAL STATEMENT JUNE 30, 2007                                             21

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
June 30, 2007 (unaudited)

Approval of Investment Advisory/Administrative Services Agreement

At a meeting held on October 2, 2006, the Board of Trustees (the "Board") of the Trust unanimously approved a new Combined Investment Advisory/Administrative Services Agreement ("Combined Agreement"). The Board determined that the terms of the Combined Agreement will be substantially identical to those of the current advisory and administration agreements of the Funds, noting that the most significant difference in the Combined Agreement is a single fee for both advisory and administrative services. The following is a summary of the factors the Board took into consideration in making its determination to approve the new Combined Agreement.

Nature, Extent and Quality of Services Provided by BBH & Co.

The Board noted that, under the Combined Agreement in respect of each Fund, BBH & Co., subject to the supervision of the Board, will be responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Funds' investment objective and policies. Under the Combined Agreement, BBH & Co. also provides administrative services to each Fund.

The Board considered the scope and quality of services to be provided by BBH & Co. under the Combined Agreement and noted that the scope of services provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example, BBH & Co. is responsible for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Board considered the quality of the investment research and administrative capabilities of BBH & Co. and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services expected to be provided to each of the Funds under the Combined Agreement.

Costs of Services Provided and Profitability to BBH & Co.

At the request of the Board, BBH & Co. provided information concerning the profitability of BBH & Co.'s current investment company advisory and other fees. The Board also reviewed BBH & Co.'s profitability data for each Fund, which also included the effect of revenue generated by the shareholder servicing, administration, custody and other fees paid by the Fund. The Board discussed the difficulty of making comparisons of profitability because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the service provider, the types of funds it manages and administers, its business mix, numerous assumptions regarding allocations and the entity's capital structure and cost of capital. In considering profitability information, the Board considered the effect of fall-out benefits on BBH & Co.'s expenses, as well as the "revenue sharing" arrangements BBH & Co. has entered into with certain entities that distribute shares of the Funds. The Board focused on profitability of BBH & Co.'s relationships with the Funds before taxes and distribution expenses. The Board concluded that it was satisfied that BBH & Co.'s level of profitability from its relationship with each Fund was not excessive.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
June 30, 2007 (unaudited)

Fall-Out Benefits

The Board considered that BBH & Co. does not allocate the Funds' portfolio transactions for third party research, although it did benefit from proprietary research received from brokers that execute the Funds' purchases and sales of securities. The Board recognized that the aggregate amount of commissions generated by Fund transactions was unlikely to result in the Funds receiving from full service broker dealers substantial discounts on commission rates. The Board received and reviewed information concerning BBH & Co.'s policies with respect to allocating portfolio brokerage.

The Board also considered that BBH & Co. receives shareholder servicing fees from certain funds, and is the Funds' administrator, custodian and securities lending agent. The Board noted that BBH & Co. retained no portion of the 12b-1 fees paid by any Fund that operated with a Rule 12b-1 plan. The Board recognized that BBH & Co.'s profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above.

The Board recognized that most Fund shareholders were also BBH & Co. clients, and that substantial assets are invested in the Funds as a result of an overall investment management program for the shareholder. The Board noted that the Funds also derive reputational and other benefits from their association with BBH & Co. and their use of the BBH & Co. name, which is licensed to the Funds by BBH & Co. Thus, the Board did not believe that BBH & Co. revenues associated with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board noted that the Funds' combined fee schedules, other than the fee schedule for BBH Money Market Fund, do not contain breakpoints. As a result, if assets increase, the fee rates would not be reduced for these Funds on the incremental assets. With respect to the BBH Money Market Fund, the breakpoint will be reviewed every three (3) years by the Board, and may be adjusted upwards to take into account the effects of inflation or such other basis as may be appropriate, subject to the approval of shareholders to the extent required by the 1940 Act.

There may be other economies of scale because many expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH & Co. had priced its services in recognition of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of these services and total expenses for each Fund were fair and reasonable. In addition, the Board noted that over the years BBH & Co. had supported certain Funds through fee waivers and expense reimbursements. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Funds' current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints with respect to the Funds, other than for the BBH Money Market Fund.


FINANCIAL STATEMENT JUNE 30, 2007                                             23

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
June 30, 2007 (unaudited)

Investment Results

The Board considered the investment results of each of the Funds as compared to investment companies with its peers and with one or more selected securities indices. In addition to the information received by the Board for the meeting held on October 2, 2006, the Board received detailed performance information for each Fund at each regular Board meeting during the year. At the meeting held on October 2, 2006, the Board reviewed information showing performance of each Fund compared to its peers over the prior 1-, 3-, and 5- year periods and compared the performance information to one or more securities indices over comparable periods.

Combined Fee Rate

The Board considered the fee rate to be paid by each Fund to BBH & Co. The Board recognized that it is difficult to make comparisons of these fee rates, and the combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

The Board considered the depth and range of services provided under the Combined Agreement. For example, in addition to a continuous investment program, BBH & Co. provides, among other things, officers (including the Funds' Chief Compliance Officer and officers to provide required certifications) and administrative services, such as shareholder communications, and tax compliance, with the attendant costs and exposure to liability. BBH & Co. also coordinates the provision of services to the Funds by nonaffiliated service providers.

The following factors specific to BBH Tax Exempt Money Fund also were noted and considered by the Board in deciding to approve the Combined Agreement:

The Board reviewed information showing performance of the Tax-Exempt Money Fund compared to iMoneyNet (Tax Free Retail). The Fund outperformed or performed in line with the average over all relevant periods. The Board also viewed with favor that the BBH Tax-Exempt Money Fund's portfolio of investments had an overall high quality while the BBH Tax-Exempt Money Fund's total expense ratio was lower that the iMoneyNet Average. The Board also noted that the BBH Tax-Exempt Money Fund had successfully maintained a stable net asset value of one dollar at all times. Taking into account these comparisons and the other factors considered, the Board concluded that the BBH Tax-Exempt Money Fund's investment results over time and its total expense ratio had been satisfactory.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
June 30, 2007 (unaudited)

Conflicts of Interest

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars").

BBH & Co. has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, BBH & Co. monitors a variety of areas, including compliance with account investment guidelines, the inclusion only of securities approved for purchase by the BBH & Co.'s Fixed Income Credit Committee, and compliance with the BBH & Co.'s Code of Ethics. Finally, BBH & Co. has structured the portfolio managers' compensation in a manner, and the Funds have adopted policies and procedures, reasonably designed to safeguard a Fund from being negatively affected as a result of any such potential conflicts.


FINANCIAL STATEMENT JUNE 30, 2007                                             25

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
ADDITIONAL FEDERAL TAX INFORMATION
June 30, 2007 (unaudited)

The percentage of tax-exempt dividends paid by the BBH Tax Exempt Money Fund (the "Fund") for the year ended June 30, 2007 was 100%.

In January 2008, the Fund will report on Form 1099 the tax status of all distributions made during the calendar year 2007. Shareholders should use the information on Form 1099 for their income tax returns.

TRUSTEES AND OFFICERS OF BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
(unaudited)

Information pertaining to the Trustees of the BBH Trust (the "Trust") and executive officers of the Trust is set forth below. Part B to the Registration Statement of the BBH Tax Exempt Money Fund includes additional information about the Fund's Trustees and is available upon request without charge by contacting the Fund at 1-800-625-5759.

                                              Term of                                                Number of
                                              Office                                                 Funds in
                                              and                                                    Fund            Other
                            Position(s)       Length                                                 Complex         Directorships
Name, Birth Date            Held with         of Time         Principal Occupation(s)                Overseen by     Held by
and Address                 Trust             Served#         During Past 5 Years                    Trustee^        Trustee
------------------------------------------------------------------------------------------------------------------------------------
Directors

Joseph V. Shields, Jr.      Chairman of       Since 2007      Managing Director, Chairman and        7               None
Birth Date:                 the Board                         Chief Executive Officer of Shields &
March 17, 1938              and Trustee                       Company (member of New York Stock
Shields & Company                                             Exchange); Chairman of Capital
140 Broadway                                                  Management Associates, Inc.
New York, NY 10005                                            (registered investment adviser);
                                                              Director of Flower Foods, Inc. (New
                                                              York Stock Exchange listed company).

Eugene P. Beard             Trustee           Since 2007      Chairman & CEO of Westport Asset       7               Director of Old
Birth Date:                                                   Fund, Inc.                                             Westbury
March 17, 1935                                                                                                       Funds (7 Funds)
800 Connecticut Ave.
3 East
Norwalk, CT 06854

David P. Feldman            Trustee           Since 2007      Director of Jeffrey Co. (1992 to       7               Director of
Birth Date:                                                   present).                                              Dreyfus
November 16, 1939                                                                                                    Mutual Funds
c/o BBH & Co.                                                                                                        (59 Funds)
140 Broadway,
16th Floor
New York, NY 10005

Alan G. Lowy                Trustee           Since 2007      Private Investor.                      7               None
Birth Date:
April 17, 1939
4111 Clear Valley Drive
Encino, CA 91436

Arthur D. Miltenberger      Trustee           Since 2007      Retired; Trustee, R.K. Mellon Family   7               None
Birth Date:                                                   Trust (1981 to June 2003); General
November 8, 1938                                              Partner, Mellon Family Investment
503 Darlington Road                                           Company IV, V and VI (1983 to 2002);
Ligonier, PA 15658                                            Director of Aerostructures Corporation
                                                              (aircraft manufacturer) (1996 to July
                                                              2003).


FINANCIAL STATEMENT JUNE 30, 2007                                             27

TRUSTEES AND OFFICERS OF BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
(unaudited)

                                              Term of                                                Number of
                                              Office                                                 Funds in
                                              and                                                    Fund            Other
                            Position(s)       Length                                                 Complex         Directorships
Name, Birth Date            Held with         of Time         Principal Occupation(s)                Overseen by     Held by
and Address                 Trust             Served#         During Past 5 Years                    Trustee^        Trustee
------------------------------------------------------------------------------------------------------------------------------------
Samuel F. Pryor, IV         Trustee           Since 2007      Private Investor.                      7               None
Birth Date:
June 12, 1955
130 East 67th Street
New York, NY 10021

H. Whitney Wagner           Trustee           Since 2007      President, Clear Brook Advisors, a     7               None
Birth Date:                                                   registered investment advisor.
March 3, 1956
Clear Brook Advisors
75 Rockefeller Plaza,
14th Floor
New York, NY 10019

Officers

John A. Nielsen             President and     Since 2007      President and Principal Executive      N/A             N/A
Birth Date:                 Principal                         Officer of the Trust; He joined
July 15, 1943               Executive                         Brown Brothers Harriman & Co. ("BBH
140 Broadway                Officer                           & Co.") in 1968 and has been a
New York, NY 10005                                            Partner of the firm since 1987.

Charles H. Schreiber        Treasurer,        Since 2007      Treasurer, Principal Financial         N/A             N/A
Birth Date:                 Principal                         Officer and Anti-Money Laundering
December 10, 1957           Financial                         Officer of the Trust; Senior Vice
140 Broadway                Officer,                          President of BBH & Co. since
New York, NY 10005          Anti-Money                        September 2001; Joined BBH & Co. in
                            Laundering                        1999.
                            Officer

Mark Nixon                  Assistant         Since 2007      Assistant Secretary and Assistant      N/A             N/A
Birth Date:                 Secretary and                     Treasurer of the Trust, Vice
January 14, 1963            Assistant                         President of BBH & Co. (since
140 Broadway                Treasurer                         October 2006), Accounting Manager,
New York, NY 10005                                            Reserve Funds (August 2005-September
                                                              2006) Assistant Controller,
                                                              Reserve Funds (February 2005-August
                                                              2005), Private Consultant (December
                                                              2001-February 2005).

TRUSTEES AND OFFICERS OF BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
(unaudited)

                                              Term of                                                Number of
                                              Office                                                 Funds in
                                              and                                                    Fund            Other
                            Position(s)       Length                                                 Complex         Directorships
Name, Birth Date            Held with         of Time         Principal Occupation(s)                Overseen by     Held by
and Address                 Trust             Served#         During Past 5 Years                    Trustee^        Trustee
------------------------------------------------------------------------------------------------------------------------------------
Michael F. Hogan            Chief             Since 2007      Chief Compliance Officer of the        N/A             N/A
Birth Date:                 Compliance                        Trust; Senior Vice President of BBH
January 26, 1963            Officer                           & Co. since September 1994; Joined
50 Milk Street                                                BBH & Co. in 1985.
Boston, MA 02109

Gail C. Jones               Secretary         Since 2007      Secretary of the Trust; Counsel,       N/A             N/A
Birth Date:                                                   ReedSmith, LLP (since October 2002);
October 26, 1953                                              Corporate Counsel (January 1997 to
1001 Liberty Avenue                                           September 2002) and Vice President
Pittsburgh, PA                                                (January 1999 to September 2002) of
15222-3779                                                    Federated Services Company.

Judith J. Mackin            Vice President    Since 2007      Vice President of the Trust; Vice      N/A             N/A
Birth Date:                                                   President (since November 1997) of
May 30, 1960                                                  Federated Services Company.
1001 Liberty Avenue,
Pittsburgh, PA
15222-3779

John C. Smith               Assistant         Since 2007      Assistant Treasurer of the Trust;      N/A             N/A
Birth Date:                 Treasurer                         Vice President (since September
August 2, 1965                                                2004); Assistant Vice President
50 Milk Street                                                (since September 2001); Associate
Boston, MA 02109                                              (September 2000 to August 2001); and
                                                              Senior Analyst (June 1999 to August
                                                              2000) of BBH & Co.

----------
# Each Trustee of the Trust holds office until he or she attains the age of 70 (72, in the case of Trustees who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Trust's Declaration of Trust. All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust's By-laws). Each Trustee previously served on the Board of Trustees of the Predecessor BBH Tax Exempt Money Fund.

^ The Fund Complex consists of the Trust, which has seven series and are each counted as one "fund" for purposes of this table.


FINANCIAL STATEMENT JUNE 30, 2007                                             29

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:

By telephone:                             Call 1-800-575-1265
By E-mail send your request to:           bbhfunds@bbh.com
On the internet:                          www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference
Room). You may also access this information from the BBH website at BBH.com by clicking on "BBH Mutual Funds" and selecting "Online Documents/Holdings Information."

A copy of the Fund's Proxy Voting Policy is available upon request by calling the toll-free number listed above. A text-only version of the policy can be viewed online or downloaded from the SEC at www.sec.gov.

                                         BROWN [LOGO]
                                         BROTHERS
                                         HARRIMAN


ITEM 2. CODE OF ETHICS.

(a)	The Registrant has adopted a code of ethics that
      applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.


(b)	No answer required.
(c)	Not applicable.
(d)	Not applicable.
(e)	Not applicable.
(f)
       (1) A copy of the code of ethics referenced in Item 2(a) of this Form N-CSR is available and can be mailed, free of charge, to anyone by calling (800) 575-1265.
 (2) Not applicable.
 (3) Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's Board of Trustees board has designated two members of the audit committee as financial experts.
   (2) The following Trustees have been designated as audit committee financial experts by the Board of Trustees: independent audit committee members Arthur D. Miltenberger and David P. Feldman are the designated audit committee financial experts.
3) Not applicable.
(b) No answer required.
(c) No answer required.
(d) No answer required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

  Non Audit Fees

BBH Fund, Inc. as of 6/30/2007 (from 7/1/2005 to 6/30/2007)

	10/31/2006	 5,000 	 Marco Bertolozzi
	11/8/2006	 5,000 	 Marco Bertolozzi
		 10,000 	 Total Other

	2/2/2007	 42,000 	Brian Carroll
		 42,000 	Total AIMR


	6/1/2007	 81,980
	6/25/2007	 33,538
	6/29/2007	 38,270
		 153,788 	Tax System Review

	FYE 6/30/2006	 775,948 	Total Activity Based Costing Review
	*(no services for FYE 6/30/2007)


	Audit Fee	Security Count Fee	Total Billed
June 30, 2007	$66,000 		$66,000
April 30, 2007		 $5,100 	$5,100
October 31, 2006		 $5,100 	$5,100
August 31, 2006		 $5,100 	$5,100
June 30, 2006	$66,000 		$66,000
April 30, 2006		 $4,800 	$4,800
October 31, 2005		 $4,500 	$4,500
August 31, 2005		 $4,500 	$4,500
Total	$132,000 	$29,100 	$161,100


Tax Compliance June 30, 2007	 $8,700
Tax Compliance June 30, 2006	 $12,000
	 20,700


ITEM 5. AUDIT COMMITTEE OF LISTED RegistrantS.

(a) The Trust has a separately designated audit committee.
     The members of the audit committee are: Eugene P. Beard, David P. Feldman, Alan G. Lowy, Arthur D. Miltenberger,
     Samuel F. Pryor and H. Whitney Wagner.

(b) Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES
 AND PROCEDURES FOR OPEN-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF
        OPEN-END MANAGEMENT INVESTMENT
        COMPANY.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES
 BY OPEN-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE
 OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.
(a) Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.



ITEM 12.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: A copy of the code of ethics is available and can be mailed, free of charge, to anyone by calling (800) 575-1265.

     (b) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

     [If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of
     Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference: Attached hereto.][The submission of Section 906 certifications has been proposed by the SEC, but has not yet been finalized. The SEC has encouraged issuers to submit Section 906 certifications as an exhibit to Form N-CSR until the final rule has been adopted. Please see Proposed Rule: Certification of Disclosure in Certain Exchange Act Reports, Release No. 33-8212 (March 21, 2003)].

I, John A. Nielsen, certify that:

1. I have reviewed this report on Form N-CSR of BBH Trust on behalf of: BBH U.S. Treasury Money Fund,
      BBH Money Market Fund and BBH Tax Exempt Money
      Fund ("Registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows)of the Registrant as of, and for, the periods presented in this report;

4. The Registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures as defined in rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the Registrant and have:

	a.) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        b.) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;


        c.) evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

        d.) disclosed in this report any change in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal half-year (the
            Registrant's second fiscal half year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting; and

5. The Registrant's other certifying officer and I have disclosed to the Registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

         a.) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Registrant's ability to record, process, summarize, and report financial information; and

	b.) any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant's internal control over financial reporting.

6. The Registrant's other certifying officer and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


DATE: September 4, 2007
     ===============

/s/John A. Nielsen
=====================
John A. Nielsen
President - Principal Executive Officer




I, Charles H. Schreiber, certify that:
1. I have reviewed this report on Form N-CSR of BBH Trust on behalf of: BBH U.S. Treasury Money Fund, BBH Money Market Fund and BBH Tax Exempt Money Fund ("Registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the Registrant as of, and for, the periods presented in this report;

4. The Registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) and for the Registrant and have:

        a.) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

       	b.) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

	c.) evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

        d.) disclosed in this report any change in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal half-year (the Registrant's second fiscal half year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting; and

5. The Registrant's other certifying officer and I have disclosed to the Registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

	a.) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Registrant's ability to record, process, summarize, and report financial information; and

        b.) any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant's internal control over financial reporting.


6. The Registrant's other certifying officer and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date: September 4, 2007
     ==================


/s/Charles H. Schreiber
==========================
Charles H. Schreiber

Treasurer - Principal Financial Officer











                    SECTION 906 CERTIFICATION

Pursuant to 18 U.S.C.ss. 1350, the
undersigned officers of BBH Trust
("Registrant"), hereby certify, to
the best of our knowledge, that the
Registrant's Report on Form N-CSR
for the year ended June 30, 2007
(the "Report") fully complies with the
requirements of Section 13(a) or 15(d),
as applicable, of the Securities and
Exchange Act of 1934 and that the
information contained in the Report
fairly presents, in all material
respects, the financial condition
and results of operations of the
Registrant.

Dated: September 4, 2007
      ==================



/s/John A. Nielsen
=====================
John A. Nielsen
Title: President, Principal Executive Officer


Dated: September 4, 2007
      ===================

/s/Charles H. Schreiber
=========================
Charles H. Schreiber
Treasurer - Principal Financial Officer

This certification is being furnished solely pursuant to 18 U.S.C.ss. 1350 and is not being filed as part of the Report or as a separate disclosure document.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 		BBH TRUST
             ---------------------

By (Signature and Title)    /s/John A. Nielsen
                           ----------------------
                           John A. Nielsen, President
                           (Principal Executive Officer)
Date: September 4, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/Charles H. Schreiber
	                    -------------------
                          Charles H. Schreiber, Treasurer
                          (Principal Financial Officer)
Date: September 4, 2007

Print name and title of each signing officer under his or her signature.